    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 1997.


                                              1933 ACT REGISTRATION NO. 33-30876
                                              1940 ACT REGISTRATION NO. 811-5896
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               ------------------

                                   FORM N-1A


            REGISTRATION STATEMENT UNDER THE
               SECURITIES ACT OF 1933                                   [ ]
            Pre-Effective Amendment No.  _                              [ ]
            Post-Effective Amendment No. 24                             [X]
                                        and/or
            REGISTRATION STATEMENT UNDER THE
               INVESTMENT COMPANY ACT OF 1940                           [ ]
            Amendment No. 26                                            [X]



                        (Check appropriate box or boxes)
                               ------------------

                           KEMPER TARGET EQUITY FUND

               (Exact name of Registrant as Specified in Charter)



                222 South Riverside Plaza, Chicago, Illinois                        60606
                   (Address of Principal Executive Office)                       (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000

             Philip J. Collora                                   With a copy to:
        Vice President and Secretary                            Charles F. Custer
         Kemper Target Equity Fund                               David A. Sturms
         222 South Riverside Plaza                      Vedder, Price, Kaufman & Kammholz
        Chicago, Illinois 60606-5808                         222 North LaSalle Street
  (Name and Address of Agent for Service)                    Chicago, Illinois 60601

     Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's fiscal year ended June 30, 1996 was filed on or about August 27, 1996.

     It is proposed that this filing will become effective (check appropriate box)


        [X] immediately upon filing pursuant to paragraph (b)


        [ ] on (date) pursuant to paragraph (b)

        [ ] 60 days after filing pursuant to paragraph (a)(1)

        [ ] on (date) pursuant to paragraph (a)(1)

        [ ] 75 days after filing pursuant to paragraph (a)(2)


        [ ] on May 1, 1997 pursuant to paragraph (a)(2) of Rule 485.


     If appropriate, check the following box:

        [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
================================================================================

                           KEMPER TARGET EQUITY FUND
                       KEMPER RETIREMENT FUND SERIES VII
                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART A
                          OF FORM N-1A AND PROSPECTUS

                     ITEM NUMBER
                    OF FORM N-1A                                 LOCATION IN PROSPECTUS
                    ------------                                 ----------------------
 1.    Cover Page.............................    Cover Page
 2.    Synopsis...............................    Summary; Summary of Expenses
 3.    Condensed Financial Information........    Performance
 4.    General Description of Registrant......    Summary; Investment Objectives, Policies and Risk
                                                  Factors; Capital Structure
 5.    Management of the Fund.................    Summary; Investment Manager and Underwriter
 5A.   Management's Discussion of
       Fund Performance.......................    Inapplicable
 6.    Capital Stock and Other Securities.....    Summary; Investment Objectives, Policies and Risk
                                                  Factors; Dividends and Taxes; Net Asset Value;
                                                  Purchase of Shares; Capital Structure
 7.    Purchase of Securities Being Offered...    Summary; Investment Manager and Underwriter; Net
                                                  Asset Value; Purchase of Shares; Special Features
 8.    Redemption or Repurchase...............    Summary; Redemption or Repurchase of Shares
 9.    Pending Legal Proceedings..............    Inapplicable

TABLE OF CONTENTS
---------------------------------------------------------

Summary                                        1
------------------------------------------------
Summary of Expenses                            2
------------------------------------------------
Investment Objectives, Policies and Risk       3
  Factors
------------------------------------------------
Investment Manager and Underwriter            10
------------------------------------------------
Dividends and Taxes                           12
------------------------------------------------
Net Asset Value                               13
------------------------------------------------
Purchase of Shares                            14
------------------------------------------------
Redemption or Repurchase of Shares            18
------------------------------------------------
Special Features                              20
------------------------------------------------
Performance                                   23
------------------------------------------------
Capital Structure                             24
------------------------------------------------

This prospectus contains information about the Fund that you should know before investing and should be retained for future reference. A Statement of Additional Information dated May 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available upon request without charge from the Fund at the address or telephone number on this cover or the firm from which this prospectus was received.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENT IN FUND SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                                             [KEMPER FUNDS LOGO]

KEMPER

RETIREMENT

FUND SERIES VII

PROSPECTUS MAY 1, 1997

KEMPER RETIREMENT FUND SERIES VII
222 S. Riverside Plaza, Chicago, Illinois 60606, 1-800-621-1048.

The objectives of Kemper Retirement Fund Series VII (the "Fund") are to provide a guaranteed return of investment on the Maturity Date (May 15, 2008) to investors who reinvest all dividends and hold their shares to the Maturity Date, and to provide long-term growth of capital. The Fund pursues its objectives by investing a portion of its assets in "zero coupon" U.S. Treasury obligations and the balance of its assets primarily in common stocks. The Fund is intended for long-term investors and is not appropriate for investors seeking current income. The assurance that investors who reinvest dividends and hold their shares until the Maturity Date will receive on the Maturity Date at least their original investment is provided by the par value of the zero coupon U.S. Treasury obligations in the Fund's portfolio on that date as well as by a guarantee from Zurich Kemper Investments, Inc., the Fund's investment manager. There is no assurance that the Fund's objective of long-term growth of capital will be achieved. The Fund's shares are not guaranteed by the U.S. Government. The Fund is a series of Kemper Target Equity Fund.

KEMPER RETIREMENT FUND SERIES VII
222 SOUTH RIVERSIDE PLAZA, CHICAGO, ILLINOIS 60606, TELEPHONE 1-800-621-1048

SUMMARY

INVESTMENT OBJECTIVES; PERMITTED INVESTMENTS. Kemper Retirement Fund Series VII (the "Fund") is a diversified series of Kemper Target Equity Fund (the "Trust"), which is an open-end, management investment company that may issue shares in one or more series. The Fund's investment objectives are to provide a guaranteed return of investment on the Maturity Date (May 15, 2008) to investors who reinvest all dividends and hold their shares to the Maturity Date, and to provide long-term growth of capital. The Fund pursues its objectives by investing a portion of its assets in "zero coupon" U.S. Treasury Obligations ("Zero Coupon Treasuries") and the balance of its assets primarily in common stocks. The assurance that investors who reinvest all dividends and hold their shares until the Maturity Date will receive on the Maturity Date at least their original investment is provided by the par value of the Zero Coupon Treasuries as well as by a guarantee from Zurich Kemper Investments, Inc., the Fund's investment manager. The Fund's returns will fluctuate and there is no assurance that the Fund will achieve its objective of long-term capital growth. The Zero Coupon Treasuries are normally purchased at a substantial discount and represent the right to receive par value at a fixed date from the U.S. Government. The amount invested in common stocks provides appreciation potential. See "Investment Objectives, Policies and Risk Factors."

SPECIAL RISK FACTORS. The Fund is intended for long-term investors and is not appropriate for investors seeking current income. The Fund is designed so that shareholders who reinvest all dividends and hold their shares until the Maturity Date will receive on the Maturity Date an amount at least equal to their investment, including any sales charge ("Investment Protection"), even if the value of the investments of the Fund other than the Zero Coupon Treasuries were to decrease to zero, which the Fund's investment manager considers highly unlikely. The Fund does not seek to provide a specific return on investors' capital or to protect principal on an after-tax or present value basis. An investor who reinvested all dividends and who, upon redemption at the Maturity Date, received only the principal amount invested, would have received a zero rate of return on such investment. Investors who do not reinvest all dividends or who redeem all or part of their shares in the Fund prior to the Maturity Date will not benefit from the Fund's Investment Protection, and upon redemption may receive more or less than their original investment; provided, however, in the event of a partial redemption, the Fund's Investment Protection will continue as to that part of the original investment that remains invested (with all dividends thereon reinvested) until the Maturity Date. The government guarantee of the Zero Coupon Treasuries in the Fund's portfolio does not guarantee the market value of the Zero Coupon Treasuries or the shares of the Fund, whose net asset value will fluctuate. Zero Coupon Treasuries normally are subject to substantially greater price fluctuations during periods of changing interest rates than are securities of comparable quality that make regular interest payments. Investors subject to tax should be aware that any portion of the amount returned to them upon redemption of shares that constitutes accretion of interest on the Zero Coupon Treasuries will have been taxable as ordinary income over the period that the shares were held. The Fund may invest a small portion of its assets in options and foreign securities and may engage in financial futures and foreign currency transactions. See "Investment Objectives, Policies and Risk Factors" and "Dividends and Taxes."

INVESTMENT MANAGER AND UNDERWRITER. Zurich Kemper Investments, Inc. ("ZKI") is the Fund's investment manager. ZKI is paid an investment management fee at the annual rate of .50% of average daily net assets of the Fund. Zurich Investment Management Limited ("ZIML"), an affiliate of ZKI, is the sub-adviser for the Fund and is paid by ZKI a fee of .35% of the portion of the average daily net assets of the Fund allocated by ZKI to ZIML for management. Zurich Kemper Distributors, Inc. ("ZKDI"), a wholly owned subsidiary of ZKI, is the Fund's principal underwriter and administrator. Administrative services are provided to shareholders under an administrative services agreement with ZKDI. The Fund pays an administrative services fee at the annual rate of up to .25% of average daily net assets of the Fund, which ZKDI pays to financial services firms. See "Investment Manager and Underwriter."

PURCHASES AND REDEMPTIONS. Investors may purchase the Fund's shares only during a limited offering period (the "Offering Period"). Purchases may be made at net asset value plus a maximum sales charge of 5.0% of the offering price. Reduced sales charges apply to purchases of $100,000 or more. The minimum initial investment is $1,000 and the minimum subsequent investment is $100. The minimum initial investment for an employee benefit plan or Individual Retirement Account is $250 and the minimum subsequent investment is $50. It is anticipated that the Offering Period will continue until May 15, 1998 but the period may be shortened or extended at the option of the Fund. Shareholders will still be permitted to reinvest dividends in shares of the Fund after the end of the Offering Period. Shares may be redeemed without charge or penalty at net asset value, which may be more or less than original cost. Shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a 1% contingent deferred sales charge if redeemed within one year of purchase and a
 .50% contingent deferred sales charge if redeemed during the second year of purchase. See "Purchase of Shares" and "Redemption or Repurchase of Shares."

INVESTORS IN THE FUND. The Fund is designed for long-term investors who seek principal protection as well as the opportunity for capital growth, such as investors who want to provide for future health care costs, fund college education costs or fund IRAs or other tax-qualified retirement plans. Through a single investment in shares of the Fund, investors receive the benefits of diversification, professional management and liquidity, and relief from administrative details such as accounting for distributions and the safekeeping of securities.

DIVIDENDS. The Fund normally distributes annual dividends of net investment income and any net realized short-term and long-term capital gains. Investors may have income and capital gain dividends automatically reinvested in the Fund without a sales charge and must do so in order to receive the benefit of the Fund's Investment Protection. See "Dividends and Taxes."

GENERAL INFORMATION AND CAPITAL. The Trust is organized as a business trust under the laws of Massachusetts and may issue an unlimited number of shares of beneficial interest in one or more series, one of such series being the Fund. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Trust is not required to hold annual shareholder meetings; but it will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. See "Capital Structure."

SUMMARY OF EXPENSES

SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Charge on Purchases (as a percentage of
  offering price)...........................................   5.0%
Maximum Sales Charge on Reinvested Dividends................  None
Deferred Sales Charge.......................................  None(2)
Redemption Fees.............................................  None
Exchange Fee................................................  None
ANNUAL FUND OPERATING EXPENSES (as a percentage of average
net assets)
Management Fees.............................................   .50%
12b-1 Fees..................................................  None
Other Expenses..............................................   .60%
                                                              ----
Total Operating Expenses....................................  1.10%
                                                              ====

---------------
(1) Investment dealers and other firms may independently charge additional fees for shareholder transactions or for advisory services; please see their materials for details. Reduced sales charges apply to purchases of $100,000 or more. See "Purchase of Shares."

(2) The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% the first year and .50% the second year. See "Purchase of Shares."

EXAMPLE

You would pay the following expenses on a $1,000 investment,
assuming                                                        1 YEAR     3 YEARS
(1)5% annual return and (2) redemption at the end of each
   time period:                                                   $61        $83

The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of the Fund. THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS

OBJECTIVES. The objectives of the Fund are to provide a guaranteed return of investment on the Maturity Date (May 15, 2008) to investors who reinvest all dividends and hold their shares to the Maturity Date and to provide long-term growth of capital. As a fundamental policy, the Fund pursues its objectives by investing a portion of its assets in "zero coupon" U.S. Treasury obligations ("Zero Coupon Treasuries") and the balance of its assets primarily in common stocks ("Equity Securities").

The Fund is intended for long-term investors who seek principal protection as well as the opportunity for capital growth, such as investors who want to provide for future health care costs, fund college education costs or fund IRAs or other tax-qualified retirement plans. The Fund is designed so that shareholders who reinvest all dividends and hold their investment until the Maturity Date will receive on the Maturity Date an amount at least equal to their original investment, including any sales charge ("Investment Protection"). This will occur even if the value of the investments of the Fund other than the Zero Coupon Treasuries were to decrease to zero, which the investment manager considers highly unlikely. The assurance that investors who reinvest all dividends and hold their shares until the Maturity Date will receive on the Maturity Date at least their original investment is provided by the par value of the Zero Coupon Treasuries in the Fund's portfolio as well as by a guarantee from Zurich Kemper Investments, Inc. ("ZKI"), the Fund's investment manager. See "How the Fund Works" below. Investors who do not reinvest all dividends or who redeem part or all of their investment in the Fund other than on the Maturity Date will not receive the benefit of the Fund's Investment Protection, and upon the redemption may receive more or less than the amount of their original investment; provided, however, in the event of a partial redemption, the Fund's Investment Protection will continue as to that part of the original investment that remains invested (with all dividends thereon reinvested) until the Maturity Date. The Fund may not be appropriate for investors who expect to redeem their investment in the Fund prior to the Maturity Date or who will require cash distributions from the Fund. Since the benefit of Investment Protection is an inherent characteristic of the Fund's shares, it continues in the event of a transfer of the shares by gift, under a will or otherwise, provided dividends on the shares continue to be reinvested and the shares continue to be held until the Maturity Date.

The opportunity for capital growth for an investor arises to the extent that the value of the Fund's assets, including Equity Securities, is greater than the par value of the Zero Coupon Treasuries on the Maturity Date. Thus, the Fund in effect will have two major portfolio segments: one consisting of Zero Coupon Treasuries to pursue Investment Protection and the other consisting of Equity Securities to pursue long-term capital growth. The Fund's returns and net asset value will fluctuate. There is no assurance that the Fund will achieve its objective of long-term capital growth.

HOW THE FUND WORKS. As noted above, the Fund will invest in Zero Coupon Treasuries and Equity Securities in pursuing its objectives. Zero Coupon Treasuries evidence the right to receive a fixed payment at a specific future date from the U.S. Government. The Fund will offer its shares during a limited offering period (the "Offering Period") at net asset value plus the applicable sales charge. See "Purchase of Shares." The Zero Coupon Treasuries that the Fund acquires with the proceeds of the sale of its shares during the Offering Period will be selected so as to mature at a specific par value on or about the Maturity Date. The Fund's investment manager will continuously adjust the proportion of the Fund's assets that are invested in Zero Coupon Treasuries so that the value of the Zero Coupon Treasuries on the Maturity Date (i.e., the aggregate par value of the Zero Coupon Treasuries in the portfolio) will be sufficient to enable investors who reinvest all dividends and hold their investment in the Fund until the Maturity Date to receive on the Maturity Date the full amount of such investment, including any sales charge. Thus, the minimum par value of Zero Coupon Treasuries per Fund share necessary to provide for the Fund's Investment Protection will be continuously determined and maintained.

In order to provide further assurance that the Fund's Investment Protection will be maintained, ZKI has entered into a Guaranty Agreement. Under the Guaranty Agreement, ZKI has agreed to make sufficient payments on the Maturity Date to enable shareholders who have reinvested all dividends and held their investment in the Fund until the Maturity Date to receive on the Maturity Date an aggregate amount of redemption proceeds and payments under the Guaranty Agreement equal to the amount of their original investment, including any sales charge.

The portion of the Fund's assets that will be allocated to the purchase of Zero Coupon Treasuries will fluctuate during the Offering Period. This is because the value of the Zero Coupon Treasuries and Equity Securities, and therefore the offering price of the Fund's shares, will fluctuate with changes in interest rates and other market value fluctuations. If the offering price of the Fund's shares increases during the Offering Period, the minimum par value of Zero Coupon Treasuries per Fund share necessary to provide for the Fund's Investment Protection will increase and this amount will be fixed by the highest offering price during the Offering Period. The Fund may hold Zero Coupon Treasuries in an amount in excess of the amount necessary to provide for the Fund's Investment Protection in the discretion of the Fund's investment manager. During the Offering Period, under normal market conditions, the proportion of the Fund's portfolio invested in Zero Coupon Treasuries may be expected to range from 50% to 65%; but a greater or lesser percentage is possible.

As the percentage of Zero Coupon Treasuries in the Fund's portfolio increases, the percentage of Equity Securities in the portfolio will necessarily decrease. This will result in less potential for capital growth from equity securities. In order to help ensure at least a minimum level of exposure to the equity markets for shareholders, the Fund will cease offering its shares if their continued offering would cause more than 70% of its assets to be allocated to Zero Coupon Treasuries. After the Offering Period is over, no additional assets will be allocated to the purchase of Zero Coupon Treasuries. However, since the values of the Zero Coupon Treasuries and Equity Securities are often affected in different ways by changes in interest rates and other market conditions and will often fluctuate independently, the percentage of the Fund's net asset value represented by Zero Coupon Treasuries will continue to fluctuate after the end of the Offering Period. Zero Coupon Treasuries may be liquidated before the Maturity Date to meet redemptions and pay cash dividends, provided that the minimum amount necessary to provide for the Fund's Investment Protection is maintained.

Shareholders who elect to receive dividends in cash are in effect withdrawing a portion of the accreted income on the Zero Coupon Treasuries that are held to protect their original principal investment at the Maturity Date. These shareholders will receive the same net asset value per share for any Fund shares redeemed at the Maturity Date as shareholders who reinvest dividends, but they will have fewer shares to redeem than shareholders similarly situated who had reinvested all dividends. Shareholders who redeem some or all of their shares before the Maturity Date lose the benefit of Investment Protection with respect to those shares redeemed. Thus, investors are encouraged to reinvest all dividends and to evaluate their need to receive some or all of their investment prior to the Maturity Date before making an investment in the Fund.

ZERO COUPON TREASURIES. The Zero Coupon Treasuries held by the Fund will consist of U.S. Treasury notes or bonds that have been stripped of their unmatured interest coupons or will consist of unmatured interest coupons from U.S. Treasury notes or bonds. The Zero Coupon Treasuries evidence the right to receive a fixed payment at a future date (i.e., the Maturity Date) from the U.S. Government, and are backed by the full faith and credit of the U.S. Government. The guarantee of the U.S. Government does not apply to the market value of the Zero Coupon Treasuries owned by the Fund or to the shares of the Fund. The market value of Zero Coupon Treasuries generally will fluctuate inversely with changes in interest rates. As interest rates rise, the value of the Zero Coupon Treasuries will tend to decline and as interest rates fall the value of the Zero Coupon Treasuries will tend to increase. Zero Coupon Treasuries are purchased at a deep discount because the buyer obtains only the right to a fixed payment at a fixed date in the future and does not receive any periodic interest payments. The effect of owning deep discount bonds that do not make current interest payments (such as the Zero Coupon Treasuries) is that a fixed yield is earned not only on the original investment but also, in effect, on all earnings during the life of the discount obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligations at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, the Zero Coupon Treasuries normally are subject to substantially greater price fluctuations during periods of changing interest rates than are securities of comparable quality that make regular interest payments. As the maturity of the Zero Coupon Treasuries becomes shorter (i.e., as the period to the Maturity Date is shorter), the degree of price fluctuation will become less. Additional information concerning Zero Coupon Treasuries appears in the Statement of Additional Information of the Fund under "Investment Policies and Techniques."

EQUITY SECURITIES. With respect to Fund assets not invested in Zero Coupon Treasuries, the Fund will seek long-term capital growth through professional management and diversification of investments in securities the Fund's investment manager believes to have possibilities for capital growth. In seeking to achieve capital growth, it will be the Fund's policy to invest assets not otherwise invested in Zero Coupon Treasuries primarily in securities that the Fund's investment manager believes offer the potential for increasing the Fund's total asset value. While it is anticipated that most investments will be in common stocks of companies with above-average growth prospects, investments may also be made to a limited degree in other common stocks, warrants and in convertible securities, such as bonds and preferred stocks. Factors that the Fund's investment manager may consider in making its equity investments are patterns of growth in sales and earnings, the development of new or improved products or services, a favorable outlook for growth in the industry, the probability of increased operating efficiencies, emphasis on research and development, cyclical conditions, and other signs that a company is expected to show greater than average capital growth and earnings growth. The Fund's investment policy with respect to these assets may involve a somewhat greater risk than is inherent in some other investment securities. Also, any income received from such securities will be incidental.

In seeking to obtain capital growth, the Fund may trade to some degree in securities for the short-term. To this extent, the Fund will be engaged in trading operations based on short-term market considerations as distinct from long-term investment based upon fundamental valuation of securities.

The Fund may also purchase options on securities and index options, may purchase and sell financial futures contracts and options on financial futures contracts, may purchase foreign securities and engage in related foreign currency transactions and may at times lend its portfolio securities. There may also be times when a significant portion of the Fund's assets not invested in Zero Coupon Treasuries may be held temporarily in cash or defensive type securities such as high-grade debt securities, securities of the U.S. Government and its agencies and high quality money market instruments, including repurchase agreements, depending upon the investment manager's analysis of business and economic conditions and the outlook for security prices.

SPECIAL RISK FACTORS. The value of the Zero Coupon Treasuries and the Equity Securities in the Fund's portfolio will fluctuate prior to the Maturity Date and the value of the Zero Coupon Treasuries will equal their par value on the Maturity Date. As noted previously (see "Zero Coupon Treasuries"), the value of the Zero Coupon Treasuries may be expected to experience more volatility than U.S. Government securities that have similar yields and maturities but that make current distributions of interest. Thus, the net asset value of the Fund's shares will fluctuate with changes in interest rates and other market conditions prior to the Maturity Date. As an open-end investment company, the Fund will redeem its shares at the request of a shareholder at the net asset value per share next determined after a request is received in proper form. Thus, shareholders who redeem their shares prior to the Maturity Date may receive more or less than their acquisition cost, including any sales charge, whether or not they reinvest their dividends. Such shares, therefore, would not receive the benefit of the Fund's Investment Protection. Any shares not redeemed prior to the Maturity Date by a shareholder would continue to receive the benefit of the Fund's Investment Protection provided that all dividends with respect to such shares are reinvested. Accordingly, the Fund may not be appropriate for investors who expect to redeem their investment in the Fund prior to the Maturity Date.

Each year the Fund will be required to accrue an increasing amount of income on its Zero Coupon Treasuries utilizing the effective interest method. However, to maintain its tax status as a pass-through entity under Subchapter M of the Internal Revenue Code and also to avoid imposition of excise taxes, the Fund will be required to distribute dividends equal to substantially all of its net investment income, including the accrued income on its Zero Coupon Treasuries for which it receives no payments in cash prior to their maturity. Dividends of the Fund's investment income and short-term capital gains will be taxable to shareholders as ordinary income for federal income tax purposes, whether received in cash or reinvested in additional shares. See "Dividends and Taxes." However, shareholders who elect to receive dividends in cash, instead of reinvesting these amounts in additional shares of the Fund, may realize an amount upon redemption of their investment on the Maturity Date that is less or greater than their acquisition cost and, therefore, will not receive the benefit of the Fund's Investment Protection. Accordingly, the Fund may not be appropriate for investors who will require cash distributions from the Fund in order to meet current tax obligations resulting from their investment or for other needs.

As noted previously, the Fund will maintain a minimum par value of Zero Coupon Treasuries per share in order to provide for the Fund's Investment Protection. In order to generate sufficient cash to meet dividend requirements and other operational needs and to redeem Fund shares on request, the Fund may be required to limit reinvestment of capital on the disposition of Equity Securities and may be required to liquidate Equity Securities at a time when it is otherwise disadvantageous to do so, which may result in the realization of losses on the disposition of such securities, and may also be required to borrow money to satisfy dividend and redemption requirements. The liquidation of Equity Securities and the expenses of borrowing money in such circumstances could impair the ability of the Fund to meet its objective of long-term capital growth.

The Fund provides Investment Protection to investors who reinvest all dividends and do not redeem their shares before the Maturity Date. In addition, as noted above, dividends from the Fund will be taxable to shareholders whether received in cash or reinvested in additional shares. Thus, the Fund does not provide a specific return on investors' capital or protect principal on an after-tax or present value basis. An investor who reinvested all dividends and who, upon redemption at the Maturity Date, received only the original amount invested including any sales charge, would have received a zero rate of return on such investment. This could only happen if the value of the Fund's investments other than Zero Coupon Treasuries were to decrease to zero, an event that the Fund's investment manager considers highly unlikely. The present value of $1,000 on the Maturity Date discounted for inflation assumed to be at an annual rate of 4% is approximately $649 on the date of this prospectus.

Investors subject to tax should be aware that any portion of the amount returned to them upon redemption of shares that constitutes accretion of interest on the Zero Coupon Treasuries will have been taxable each year as ordinary income over the period during which shares were held. See "Dividends and Taxes."

The Fund may purchase options on securities and index options, may purchase and sell financial futures contracts and options on financial futures contracts, may purchase foreign securities and engage in related foreign currency transactions and may at times lend its portfolio securities. See "Additional Investment Information" below for a discussion of these investment techniques and the related risks.

MATURITY DATE. The Board of Trustees of the Trust may in its sole discretion elect, without shareholder approval, to continue the operation of the Fund after the Maturity Date with a new maturity date ("New Maturity Date"). Such a decision may be made to provide shareholders with the opportunity of continuing their investment in the Fund for a new term without recognizing any taxable capital gains as a result of a redemption. In that event, shareholders of the Fund may either continue as such or redeem their shares in the Fund. Shareholders who reinvest all dividends and hold their shares to the Maturity Date will be entitled to the benefit of the Fund's Investment Protection on the Maturity Date whether they continue as shareholders or redeem their shares. If this alternative were to be elected, the Fund would at the Maturity Date collect the proceeds of the Zero Coupon Treasuries that mature on such date and, after allowing for any redemption requests by shareholders, reinvest such proceeds in Zero Coupon Treasuries and Equity Securities as necessary to provide for the Fund's Investment Protection benefit on the New Maturity Date. For such purposes, the principal investment of shareholders then in the Fund would be deemed to be the net asset value of their investment in the Fund at the current Maturity Date. Thus, in effect, the total value of such shareholders' investment in the Fund on the current Maturity Date will be treated as an investment for the new term and will benefit from the Fund's Investment Protection for the new term if they reinvest all dividends and maintain their investment in the Fund until the New Maturity Date. If the Board of Trustees elects to continue the Fund, shareholders will be given 60 days' prior notice of such election and the New Maturity Date. In that event, it is anticipated that the offering of the Fund's shares would commence again after the Maturity Date with a new prospectus for such period as the Board of Trustees shall determine.

On the Maturity Date, the Fund may also be terminated at the election of the Board of Trustees of the Trust in its sole discretion and without approval by shareholders, upon 60 days' prior notice to shareholders. In such event, the proceeds of the Zero Coupon Treasuries maturing on such date shall be collected and the Equity Securities and other assets then owned by the Fund shall be sold or otherwise reduced to cash, the liabilities of the Fund will be discharged or otherwise provided for, the Fund's outstanding shares will be mandatorily redeemed at the net asset value per share determined on the Maturity Date and, within seven days thereafter, the Fund's net assets will be distributed to shareholders and the Fund shall be thereafter terminated. Termination of the Fund may require the disposition of the Equity Securities at a time when it is otherwise disadvantageous to do so and may involve selling securities at a substantial loss. The estimated expenses of liquidation and termination of the Fund, however, are not expected to affect materially the ability of the Fund to provide for its Investment Protection benefit. In the event of termination of the Fund as noted above, the redemption of shares effected in connection with such termination would for current federal income tax purposes constitute a sale upon which a gain or loss may be realized depending upon whether the value of the shares being redeemed is more or less than the shareholder's adjusted cost basis of such shares.

Subject to shareholder approval, other alternatives may be pursued by the Fund after the Maturity Date. For instance, the Board of Trustees may consider the possibility of a tax-free reorganization between the Fund and another registered open-end management investment company or any other series of the Trust. The Board of Trustees has not considered any possibilities regarding the operation of the Fund after the Maturity Date.

ADDITIONAL INVESTMENT INFORMATION. The annual turnover rate of the Fund's portfolio may vary from year to year, and may also be affected by cash requirements for redemptions and repurchases of Fund shares, and by the necessity of maintaining the Fund as a regulated investment company under the Internal Revenue Code in order to receive certain favorable tax treatment. It is anticipated that, under normal circumstances, the Fund's portfolio turnover rate will be less than 100%.

The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities or other assets. If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Fund will not borrow for leverage purposes. The Fund may pledge up to 15% of its total assets to secure any such borrowings. The Fund will not purchase illiquid securities, including repurchase agreements maturing in more than seven days, if, as a result thereof, more than 10% of the Fund's net assets, valued at the time of the transaction, would be invested in such securities. The Fund may invest in securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933. This rule permits otherwise restricted securities to be sold to certain institutional buyers, such as the Fund. Such securities may be illiquid and subject to the Fund's limitation on illiquid securities. A "Rule 144A" security may be treated as liquid, however, if so determined pursuant to procedures adopted by the Board of Trustees. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A securities.

The Trust has adopted for the Fund certain fundamental investment restrictions which are presented in the Statement of Additional Information and which, together with its investment objectives and any policies of the Fund specifically designated in this prospectus as fundamental, cannot be changed without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy; or (b) more than 50% of the outstanding shares of the Fund. Policies of the Fund that are neither designated as fundamental nor incorporated into any of the fundamental investment restrictions referred to above may be changed by the Board of Trustees of the Fund without shareholder approval. Notwithstanding the foregoing, the Board of Trustees may, in its discretion and without shareholder approval, determine that the Fund should be terminated on the Maturity Date or continued thereafter with a New Maturity Date as more fully described under "Maturity Date" above.

OPTIONS AND FINANCIAL FUTURES TRANSACTIONS. The Fund may invest up to five percent of its net assets in put and call options on securities. A put option gives the holder (buyer) the right to sell a security at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option gives the holder (buyer) the right to purchase a security or other asset at a specified price (the exercise price) at any time until a certain date (the expiration date). The Fund will only invest in options that are traded on securities exchanges and for which it pays a premium (cost of option). As part of its options transactions, the Fund may also purchase options on securities indices in an attempt to hedge against market conditions affecting the values of securities that the Fund owns or intends to purchase, and not for speculation. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. In connection with its foreign securities investments, the Fund may also purchase foreign currency options. The Fund may enter into closing transactions, exercise its options or permit them to expire.

The Fund may engage in financial futures transactions. Financial futures contracts are commodity contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security, or the cash value of a securities index during a specified future period at a specified price. The Fund will "cover" futures contracts sold by the Fund and maintain in a segregated account certain liquid assets in connection with futures contracts purchased by the Fund as described under "Investment Policies and Techniques" in the Statement of Additional Information. In connection with its foreign securities investments, the Fund may also engage in foreign currency financial futures transactions. The Fund will not enter into any futures contracts or options on futures contracts if the aggregate of the contract value of the outstanding futures contracts of the Fund and futures contracts subject to outstanding options written by the Fund would exceed 50% of the total assets of the Fund.

The Fund may engage in financial futures transactions as an attempt to hedge against market risks. For example, when the near-term market view is bearish but the portfolio composition is judged satisfactory for the longer term, exposure to temporary declines in the market may be reduced by entering into futures contracts to sell securities or the cash value of a securities index. Conversely, where the near-term view is bullish, but the Fund is believed to be well positioned for the longer term with a high cash position, the Fund can hedge against market increases by entering into futures contracts to buy securities or the cash value of a securities index. In either case, the use of futures contracts would tend to reduce portfolio turnover and facilitate the Fund's pursuit of its investment objectives.

Futures contracts entail risks. If the investment manager's judgment about the general direction of interest rates, markets or exchange rates is wrong, the overall performance may be poorer than if no such contracts had been entered into. There may be an imperfect correlation between movements in prices of futures contracts and portfolio assets being hedged. In addition, the market prices of futures contracts may be affected by certain factors. For example, if participants in the futures market elect to close out their contracts rather than meet margin requirements, distortions in the normal relationship between the underlying assets and futures markets could result. Price distortions also could result if investors in futures contracts decide to make or take delivery of underlying securities or other assets rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, margin requirements in the futures market are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities or other assets and movements in the prices of futures contracts, a correct forecast of market trends by the investment manager still may not result in a successful hedging transaction. If any of these events should occur, the Fund could lose money on the financial futures contracts and also on the value of its portfolio assets. The costs incurred in connection with futures transactions could reduce the Fund's return.

Index options involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by the Fund may expire worthless, in which case the Fund would lose the premium paid therefor.

The Fund may engage in futures transactions only on commodities exchanges or boards of trade. The Fund will not engage in transactions in financial futures contracts or related options for speculation, but only as an attempt to hedge against changes in market conditions affecting the values of securities that the Fund owns or intends to purchase.

DERIVATIVES. In addition to options and financial futures, consistent with its objective, the Fund may invest in a broad array of financial instruments and securities in which the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate or a currency ("derivatives"). Derivatives are most often used to manage investment risk, to increase or decrease exposure to an asset class or benchmark (as a hedge or to enhance return), or to create an investment position indirectly (often because it is more efficient or less costly than direct investment). The types of derivatives used by the Fund and the techniques employed by the investment manager may change over time as new derivatives and strategies are developed or regulatory changes occur.

RISK FACTORS. The Statement of Additional Information contains further information about the characteristics, risks and possible benefits of options, futures and other derivatives transactions. See "Investment Policies and Techniques" in the Statement of Additional Information. The principal risks are:
(a) possible imperfect correlation between movements in the prices of options, futures or other derivatives contracts and movements in the prices of the securities or currencies hedged, used for cover or that the derivatives intended to replicate; (b) lack of assurance that a liquid secondary market will exist for any particular option, futures or other derivatives contract at any particular time; (c) the need for additional skills and techniques beyond those required for normal portfolio management; (d) losses on futures contracts resulting from market movements not anticipated by the investment manager; (e) the possible need to defer closing out certain options, futures or other derivatives contracts in order to continue to qualify for beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code; and (f) the possible non-performance of the counter-party to the derivatives contract.

LENDING OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements, the Fund may lend its portfolio securities (principally to broker-dealers) without limit where such loans are callable at any time and are continuously secured by segregated collateral (cash or other liquid securities) equal to no less than the market value, determined daily, of the securities loaned. The Fund will receive amounts equal to dividends or interest on the securities loaned. It will also earn income for having made the loan. Any cash collateral pursuant to these loans will be invested in short-term money market instruments. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Fund's investment manager to be of good standing, and when the Fund's investment manager believes the potential earnings to justify the attendant risk. Management will limit such lending to not more than one-third of the value of the Fund's total assets.

FOREIGN SECURITIES. Although the Fund will invest primarily in securities that are publicly traded in the United States, it has the discretion to invest a portion of its assets in foreign securities that are traded principally in securities markets outside the United States. The Fund currently limits investment in foreign securities not publicly traded in the United States to less than 10% of its total assets. The Fund may also invest in U.S. Dollar denominated American Depository Receipts ("ADRs"), which are bought and sold in the United States and are not subject to the preceding limitation. Foreign securities present certain risks in addition to those presented by domestic securities, including risks associated with currency fluctuations, possible imposition of foreign governmental regulations or taxes adversely affecting portfolio securities and generally different degrees of liquidity, market volatility and availability of information. However, the Fund intends to invest in foreign securities only when the potential benefits to it are deemed by the Fund's investment manager to outweigh those risks. The Fund may make investments in developing countries that are in the initial stages of their industrialization cycle. In the past, markets of developing countries have been more volatile than the markets of developed countries; however such markets often have provided higher rates of return to investors. Investments in foreign securities may include securities issued by enterprises that have undergone or are currently undergoing privatization. In connection with its foreign securities investments, the Fund may, to a limited extent, engage in foreign currency exchange transactions, purchase foreign currency options and purchase and sell foreign currency futures contracts. More complete information concerning foreign securities and related techniques is contained under "Investment Policies and Techniques--Foreign Securities and Foreign Currency Transactions" in the Statement of Additional Information.

INVESTMENT MANAGER AND UNDERWRITER


INVESTMENT MANAGER. Zurich Kemper Investments, Inc. ("ZKI"), 222 South Riverside Plaza, Chicago, Illinois 60606, is the investment manager of the Fund and provides the Fund with continuous professional investment supervision. ZKI is one of the largest investment managers in the country and has been engaged in the management of investment funds for more than forty-eight years. ZKI and its affiliates provide investment advice and manage investment portfolios for the Kemper Funds, Zurich Money Funds, affiliated insurance companies and other corporate, pension, profit-sharing and individual accounts representing approximately $79 billion under management. ZKI acts as investment manager for 32 open-end and seven closed-end investment companies, with 82 separate investment portfolios, representing more than 2.5 million shareholder accounts. ZKI is an indirect subsidiary of Zurich Insurance Company, an internationally recognized provider of financial services in property/casualty and life insurance, reinsurance and asset management.


Responsibility for overall management of the Fund rests with the Board of Trustees and officers of the Trust. Professional investment supervision is provided by ZKI. The investment management agreement provides that ZKI shall act as the Fund's investment adviser, manage its investments and provide it with various services and facilities. Zurich Investment Management Limited ("ZIML"), 1 Fleet Place, London, U.K. EC4M 7RQ, an affiliate of ZKI, is the sub-adviser for the Fund. ZIML is an indirect subsidiary of Zurich Insurance Company and has served as sub-adviser for mutual funds since December, 1996 and investment adviser for certain institutional accounts since August, 1988. Under the terms of the sub-advisory agreement between ZIML and ZKI, ZIML renders investment advisory and management services with regard to such portion of the Fund's portfolio as may be allocated to ZIML by ZKI from time to time for management of foreign securities, including foreign currency transactions and related investments. ZKI pays ZIML for its services a sub-advisory fee, payable monthly at the annual rate of .35% of the portion of the average daily net assets of the Fund allocated by ZKI to ZIML for management.

Tracy McCormick Chester is the portfolio manager of the Fund. She has served in this capacity since the Fund commenced operations in May 1997. Ms. McCormick Chester joined ZKI in September 1994. She is a vice president of the Trust and senior vice president of ZKI. Prior to coming to ZKI, she was a senior vice president and portfolio manager of an investment management company and prior thereto, she managed private accounts. She received a B.A. and a M.B.A. in Finance from Michigan State University, East Lansing, Michigan.

The Fund pays ZKI an investment management fee, payable monthly, at the annual rate of .50% of average daily net assets of the Fund. The investment management agreement provides that the Fund shall pay the charges and expenses of its operations, including the fees and expenses of the trustees (except those affiliated with ZKI), independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, brokerage commissions or transaction costs, costs of calculating net asset value, taxes and membership dues.

PRINCIPAL UNDERWRITER. Pursuant to an underwriting agreement, Zurich Kemper Distributors, Inc. ("ZKDI"), a wholly owned subsidiary of ZKI, is the principal underwriter of the Fund's shares and acts as agent of the Fund in the sale of its shares. ZKDI receives no compensation from the Fund as principal underwriter and pays all expenses of distribution of the Fund's shares under the underwriting agreement not otherwise paid by dealers or other financial services firms. The Fund bears the expense of registration of its shares with the Securities and Exchange Commission, while ZKDI, as underwriter, pays the cost of qualifying and maintaining the qualification of the Fund's shares for sale under the securities laws of the various states. As indicated under "Purchase of Shares," ZKDI retains the sales charge upon the purchase of shares and pays or allows concessions or discounts to firms for the sale of Fund shares.


ADMINISTRATOR. ZKDI also provides information and administrative services for Fund shareholders pursuant to an administrative services agreement ("administrative agreement"). ZKDI enters into related arrangements with various broker-dealer firms and other service or administrative firms ("firms") that provide services and facilities for their customers or clients who are investors in the Fund. Such administrative services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Fund and its special features, and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. ZKDI bears all its expenses of providing services pursuant to the administrative agreement, including the payment of any service fees. For services under the administrative agreement, the Fund pays ZKDI a fee, payable monthly, at the annual rate of up to .25% of average daily net assets of the Fund. ZKDI then pays each firm a service fee at an annual rate of up to .25% of net assets of those accounts in the Fund maintained and serviced by the firm. Firms to which service fees may be paid include affiliates of ZKDI. A firm becomes eligible for the service fee based on assets in the accounts in the month following the month of purchase and the fee continues until terminated by ZKDI or the Fund. The fees are calculated monthly and paid quarterly.



ZKDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for the Fund. Currently, the administrative services fee payable to ZKDI is based only upon Fund assets in accounts for which a firm provides administrative services and it is intended that ZKDI will pay all the administrative services fees that it receives from the Fund to firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of the Fund while this procedure is in effect would depend upon the proportion of Fund assets that is in accounts for which a firm provides administrative services. In addition, ZKDI may, from time to time, from its own resources pay certain firms additional amounts for ongoing administration services and assistance provided to their customers and clients who are shareholders of the Fund.


CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105, as custodian and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of the Fund maintained in the United States. The Chase Manhattan Bank, Chase MetroTech Center, Brooklyn, New York 11245, as custodian, has custody of all securities and cash of the Fund held outside the United States. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. IFTC also is the Fund's transfer agent and dividend-paying agent. Pursuant to a services agreement with IFTC, Zurich Kemper Service Company, an affiliate of ZKI, serves as "Shareholder Service Agent" of the Fund and, as such, performs all of IFTC's duties as transfer agent and dividend paying agent. For a description of transfer agent and shareholder service agent fees payable to IFTC and the Shareholder Service Agent, see "Investment Manager and Underwriter" in the Statement of Additional Information.

PORTFOLIO TRANSACTIONS. ZKI and ZIML place all orders for purchases and sales of the Fund's securities. Subject to seeking best execution of orders, ZKI and ZIML may consider sales of shares of the Fund and other funds managed by ZKI or its affiliates as a factor in selecting broker-dealers. See "Portfolio Transactions" in the Statement of Additional Information.

DIVIDENDS AND TAXES

DIVIDENDS. The Fund will normally distribute annual dividends of net investment income and any net realized short-term and long-term capital gains.

Income dividends and capital gain dividends, if any, will be credited to shareholder accounts in full and fractional Fund shares at net asset value on the reinvestment date without sales charge except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:

(1) To receive income and short-term capital gain dividends in cash and long-term capital gain dividends in shares at net asset value; or

(2) To receive income and capital gain dividends in cash.

Any dividends that are reinvested will be reinvested in shares of the Fund. The Fund will reinvest dividend checks (and future dividends) in shares of the Fund if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the Fund unless the shareholder requests that such policy not be applied to the shareholder's account. Upon written request by a shareholder to the Shareholder Service Agent, a share certificate will be issued for any or all full shares credited to the shareholder's account. As noted previously (see "Investment Objectives, Policies and Risk Factors--How the Fund Works and Special Risk Factors"), only shareholders who reinvest all their dividends in the Fund and hold their shares until the Maturity Date will receive the benefit of the Fund's Investment Protection.

TAXES. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code") and, if so qualified, will not be liable for federal income taxes to the extent its earnings are distributed. Dividends derived from net investment income and net short-term capital gains are taxable to shareholders as ordinary income and long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of how long the shares have been held and whether received in cash or shares. Long-term capital gain dividends received by individual shareholders are taxed at a maximum rate of 28%. Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year declared. It is anticipated that a portion of the ordinary income dividends paid by the Fund will qualify for the dividends received deduction available to corporate shareholders.

The Zero Coupon Treasuries will be treated as bonds that were issued to the Fund at an original issue discount. Original issue discount is treated as interest for federal income tax purposes and the amount of original issue discount generally will be the difference between the bond's purchase price and its stated redemption price at maturity. The Fund will be required to include in gross income for each taxable year the daily portions of original issue discount attributable to the Zero Coupon Treasuries held by the Fund as such original issue discount accrues. Dividends derived from such original issue discount that accrues for such year will be taxable to shareholders as ordinary income. In general, original issue discount accrues daily under a constant interest rate method which takes into account the semi-annual compounding of accrued interest. In the case of the Zero Coupon Treasuries, this method will generally result in an increasing amount of income to the Fund each year.

A dividend received by a shareholder shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder's cost by dividends representing gains realized on sales of securities, such dividends would be a return of investment though taxable as stated above.

Fund dividends that are derived from interest on the Zero Coupon Treasuries and other direct obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. In other states, arguments can be made that such distributions should be exempt from state and local taxes based on federal law, 31 U.S.C. Section 3124, and the U.S. Supreme Court's interpretation of that provision in AMERICAN BANK AND TRUST CO. v. DALLAS COUNTY, 463 U.S. 855 (1983). The Fund currently intends to advise shareholders of the proportion of its dividends that consists of such interest. Shareholders should consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.

The Fund is required by law to withhold 31% of taxable dividends and redemption proceeds paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from Individual Retirement Accounts ("IRAs") or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult their tax advisers regarding the 20% withholding requirement.

After each transaction, shareholders will receive a confirmation statement giving complete details of the transaction except that statements will be sent quarterly for transactions involving dividend reinvestment and periodic investment and redemption programs. Information for income tax purposes will be provided after the end of the calendar year. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

When more than one shareholder resides at the same address, certain reports and communications to be delivered to such shareholders may be combined in the same mailing package, and certain duplicate reports and communications may be eliminated. Similarly, account statements to be sent to such shareholders may be combined in the same mailing package or consolidated into a single statement. However, a shareholder may request that the foregoing policies not be applied to the shareholder's account.

NET ASSET VALUE

The net asset value per share is determined by calculating the total value of the Fund's assets, which will normally be composed chiefly of investment securities, deducting total liabilities and dividing the result by the number of shares outstanding. Fixed income securities, including Zero Coupon Treasuries, are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Portfolio securities that are traded on a domestic securities exchange or securities listed on the NASDAQ National Market are valued at the last sale price on the exchange or market where primarily traded or listed or, if there is no recent last sale price available, at the last current bid quotation. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. Securities not so traded or listed are valued at the last current bid quotation if market quotations are available. Equity options are valued at the last sale price unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Financial futures and options thereon are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees. For purposes of determining the Fund's net asset value, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and offered quotations of such currencies against U.S. Dollars as last quoted by a recognized dealer. If an event were to occur after the value of a security was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then that security would be valued using fair value determinations by the Board of Trustees or its delegates. On each day the New York Stock Exchange (the "Exchange") is open for trading, the net asset value is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange.

PURCHASE OF SHARES

Shares of the Fund may be purchased from investment dealers during the Offering Period described below at the public offering price, which is the net asset value next determined plus a sales charge that is a percentage of the public offering price and varies as shown below. The minimum initial investment is $1,000 and the minimum subsequent investment is $100. The minimum initial investment for an Individual Retirement Account or employee benefit plan account is $250 and the minimum subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion.

                                                                              Sales Charge
                                                     --------------------------------------------------------------
                                                                                                       Allowed to
                                                                              As a Percentage         Dealers as a
                                                      As a Percentage          of Net Asset          Percentage of
               Amount of Purchase                    of Offering Price            Value*             Offering Price
               ------------------                    -----------------        ---------------        --------------
Less than $100,000...............................          5.00%                   5.26%                  4.50%
$100,000 but less than $250,000..................          4.00                    4.17                   3.60
$250,000 but less than $500,000..................          3.00                    3.09                   2.70
$500,000 but less than $1 million................          2.00                    2.04                   1.80
$1 million and over..............................          0.00**                  0.00**                  ***

---------------
  * Rounded to the nearest one-hundredth percent.
 ** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

*** Commission is payable by ZKDI as discussed below.


Shares will only be offered to the public during the Offering Period, which is expected to end on May 15, 1998. The Fund may at its option extend or shorten the Offering Period. The offering of shares of the Fund shall be subject to suspension or termination as provided under "Investment Objectives, Policies and Risk Factors--How the Fund Works." In addition, the offering of Fund shares may be suspended from time to time during the Offering Period in the discretion of ZKDI. During any period in which the public offering of shares is suspended or terminated, shareholders will still be permitted to reinvest dividends in shares of the Fund.

Share certificates will not be issued unless requested in writing and may not be available for certain types of account registrations. It is recommended that investors not request share certificates unless needed for a specific purpose. You cannot redeem shares by telephone or wire transfer or use the telephone exchange privilege if share certificates have been issued. A lost or destroyed certificate is difficult to replace and can be expensive to the shareholder (a bond worth 2% or more of the certificate value is normally required).

The Fund receives the entire net asset value of all shares sold. ZKDI, the Fund's principal underwriter, retains the sales charge from which it allows discounts from the applicable public offering price to investment dealers, which discounts are uniform for all dealers in the United States and its territories. The normal discount allowed to dealers is set forth in the above table. Upon notice to all dealers with whom it has sales agreements, ZKDI may reallow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is reallowed, such dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients, and ZKDI may pay them a transaction fee up to the level of the discount or other concession allowable to dealers as described above. Banks currently are prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. Management does not believe that termination of a relationship with a bank would result in any material adverse consequences to the Fund.

ZKDI may from time to time, pay or allow to firms a 1% commission on the amount of shares of the Fund sold under the following conditions: (i) the purchased shares are held in a Kemper IRA account, (ii) the shares are purchased as a direct "roll over" of a distribution from a qualified retirement plan account maintained on a participant subaccount record keeping system provided by Kemper Service Company, (iii) the registered representative placing the trade is a member of ProStar, a group of persons designated by ZKDI in acknowledgment of their dedication to the employee benefit plan area; and (iv) the purchase is not otherwise subject to a commission.

In addition to the discounts or commissions described above, ZKDI will, from time to time, pay or allow additional discounts or promotional incentives, in the form of cash or other compensation, to firms that sell shares of the Fund. Non-cash compensation includes luxury merchandise and trips to luxury resorts. In some instances, such discounts or other incentives will be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Fund, or other funds underwritten by ZKDI.

Shares of the Fund may be purchased at net asset value to the extent that the amount invested represents the net proceeds from a redemption of shares of a mutual fund for which neither ZKI nor an affiliate serve as investment manager ("non-Kemper Fund") provided that: (a) the investor has previously paid either an initial sales charge in connection with the purchase of the non-Kemper Fund shares redeemed or a contingent deferred sales charge in connection with the redemption of the non-Kemper Fund shares, and (b) the purchase of Fund shares is made within 90 days after the date of such redemption. To make such a purchase at net asset value, the investor or the investor's dealer must, at the time of purchase, submit a request that the purchase be processed at net asset value pursuant to this privilege. ZKDI may in its discretion compensate firms for sales of shares under this privilege at a commission rate of .50% of the purchase price of the Fund shares purchased. The redemption of the shares of the non-Kemper Fund is, for federal income tax purposes, a sale upon which a gain or loss may be realized.

Shares of the Fund may be purchased at net asset value by: (a) any purchaser provided that the amount invested in the Fund or other Kemper Mutual Funds described under "Special Features--Combined Purchases" totals at least $1,000,000 including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features"; or (b) a participant-directed qualified retirement plan described in Code
Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district, provided in each case that such plan has not less than 200 eligible employees (the "Large Order NAV Purchase Privilege").

A contingent deferred sales charge may be imposed upon redemption of shares of the Fund that are purchased under the Large Order NAV Purchase Privilege as follows: 1% if they are redeemed within one year of purchase and .50% if they are redeemed during the second year following purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived in the event of (a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district; (b) redemptions by employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent; (c) redemption of shares of a shareholder (including a registered joint owner) who has died; (d) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); (e) redemptions under the Fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account; and (f) redemptions of shares by a shareholder whose dealer of record at the time of investment notifies ZKDI that the dealer waives the discretionary commission applicable to such Large Order NAV Purchase.

Shares of the Fund purchased under the Large Order NAV Purchase Privilege may be exchanged for shares of another Kemper Mutual Fund or a Money Market Fund under the exchange privilege described under "Special Features--Exchange Privilege" without paying any contingent deferred sales charge at the time of exchange. If the shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed in accordance with the foregoing requirements provided that the shares redeemed will retain their original cost and purchase date for purposes of the contingent deferred sales charge.


ZKDI may in its discretion compensate investment dealers or other financial services firms in connection with the sale of shares of the Fund at net asset value in accordance with the Large Order NAV Purchase Privilege up to the following amounts: 1.00% of the net asset value of shares sold on amounts up to $5 million, .50% on the next $45 million and .25% on amounts over $50 million. The commission schedule will be reset on a calendar year basis for sales of shares pursuant to the Large Order NAV Purchase Privilege. For purposes of determining the appropriate commission percentage to be applied to a particular sale, ZKDI will consider the cumulative amount invested by the purchaser in the Fund and other Kemper Mutual Funds listed under "Special Features--Combined Purchases," including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to above. The privilege of purchasing shares of the Fund at net asset value under the Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege is also applicable.


Shares of the Fund may be purchased at net asset value in any amount by certain professionals who assist in the promotion of Kemper Funds pursuant to personal services contracts with ZKDI, for themselves or members of their families. ZKDI in its discretion may compensate financial services firms for sales of shares under this privilege at a commission rate of .50% of the amount of shares purchased.

Shares may be sold at net asset value in any amount to: (a) officers, trustees, directors, employees (including retirees) and sales representatives of the Fund, its investment manager, its principal underwriter or certain affiliated companies, for themselves or members of their families; (b) registered representatives and employees of broker-dealers having selling group agreements with ZKDI and officers, directors and employees of service agents of the Fund, for themselves or their spouses or dependent children; (c) shareholders who owned shares of Kemper-Dreman Fund, Inc. ("KDF") on September 8, 1995, and have continuously owned shares of KDF (or a Kemper Fund acquired by exchange of KDF shares) since that date, for themselves or members of their families; and (d) any trust, pension, profit-sharing or other benefit plan for only such persons. Shares may be sold at net asset value in any amount to selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients pursuant to an agreement with ZKDI or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in Fund shares may purchase Fund shares at net asset value hereunder. Shares may be sold at net asset value in any amount to unit investment trusts sponsored by Ranson & Associates, Inc. In addition, unitholders of unit investment trusts sponsored by Ranson & Associates, Inc. may purchase Fund shares at net asset value through reinvestment programs described in the prospectuses of such trusts which have such programs. Shares of the Fund may be sold at net asset value through certain investment advisers registered under the Investment Advisers Act of 1940 and other financial services firms that adhere to certain standards established by ZKDI, including a requirement that such shares be sold for the benefit of their clients participating in an investment advisory program under which such clients pay a fee to the investment adviser or other firm for portfolio management and other services. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by the Fund. The Fund may also issue shares at net asset value in connection with the acquisition of the assets of or merger or consolidation with another investment company, or to shareholders in connection with the investment or reinvestment of income and capital gain dividends.

Shares of the Fund or any other Kemper Mutual Fund listed under "Special Features Combined Purchases" may be purchased at net asset value in any amount by members of the plaintiff class in the proceeding known as HOWARD AND AUDREY TABANKIN, ET AL. V. KEMPER SHORT-TERM GLOBAL INCOME FUND, ET AL., Case No. 93 C 5231 (N.D. IL). This privilege is generally non-transferrable and continues for the lifetime of individual class members and for a ten year period for non-individual class members. To make a purchase at net asset value under this privilege, the investor must, at the time of purchase, submit a written request that the purchase be processed at net asset value pursuant to this privilege specifically identifying the purchaser as a member of the "Tabankin Class." Shares purchased under this privilege will be maintained in a separate account that includes only shares purchased under this privilege. For more details concerning this privilege, class members should refer to the Notice of (1) Proposed Settlement with Defendants; and (2) Hearing to Determine Fairness of Proposed Settlement, dated August 31, 1995, issued in connection with the aforementioned court proceeding. For sales of Fund shares at net asset value pursuant to this privilege, ZKDI may at its discretion pay investment dealers and other financial services firms a concession, payable quarterly, at an annual rate of up to .25% of net assets attributable to such shares maintained and serviced by the firm. A firm becomes eligible for the concession based upon assets in accounts attributable to shares purchased under this privilege in the month after the month of purchase and the concession continues until terminated by ZKDI. The privilege of purchasing shares of a Fund at net asset value under this privilege is not available if another net asset value purchase privilege also applies (including the purchase of Class A shares of the Cash Reserves
Fund).

The sales charge scale is applicable to purchases made at one time by any "purchaser" which includes: an individual; or an individual, his or her spouse and children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account; or an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under
Section 401 of the Code; or other organized group of persons whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund through the Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of ZKDI, may receive compensation from the Fund through the Shareholder Service Agent for these services. This prospectus should be read in connection with such firms' material regarding their fees and services.

Orders for the purchase of shares of the Fund will be confirmed at a price based on the net asset value next determined after receipt by ZKDI of the order accompanied by payment. However, orders received by dealers or other firms prior to the determination of net asset value (see "Net Asset Value") and received by ZKDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day. The Fund reserves the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased. See "Purchase and Redemption of Shares" in the Statement of Additional Information.

The Fund reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders.


Shareholders should direct their inquiries to Zurich Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105-2005 or to the firm from which they received this prospectus.


REDEMPTION OR REPURCHASE OF SHARES

GENERAL. Any shareholder may require the Fund to redeem his or her shares. When shares are held for the account of a shareholder by the Fund's transfer agent, the shareholder may redeem them by making a written request with signatures guaranteed to Kemper Mutual Funds, Attention: Redemption Department, P.O. Box 419557, Kansas City, Missouri 64141-6557. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians. As noted previously (see "Investment Objectives, Policies and Risk Factors--How the Fund Works and Special Risk Factors"), only shareholders who hold their shares in the Fund until the Maturity Date and reinvest their dividends in the Fund will necessarily receive the benefit of the Fund's Investment Protection.

The redemption price will be the net asset value next determined following receipt by the Shareholder Service Agent of a properly executed request with any required documents as described above. Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request accompanied by any outstanding share certificates in proper form for transfer. When the Fund is requested to redeem shares for which it may not have yet received good payment (i.e., purchases by check, EXPRESS-Transfer or Bank Direct Deposit), it may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Fund of the purchase amount. The redemption within two years of shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge (see "Purchase of Shares").


Because of the high cost of maintaining small accounts, effective January 1998, the Fund may assess a quarterly fee of $9 on any account with a balance below $1,000 for the quarter. The fee will not apply to accounts enrolled in an automatic investment program, individual retirement accounts, or employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent.


Shareholders can request the following telephone privileges: expedited wire transfer redemptions and EXPRESS-Transfer transactions (see "Special Features") and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges unless the Fund or its agent reasonably believes, based upon reasonable verification procedures, that the telephonic instructions are genuine. The SHAREHOLDER WILL BEAR THE RISK OF LOSS, including loss resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

TELEPHONE REDEMPTIONS. If the proceeds of the redemption are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-621-1048. Shares purchased by check, through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Fund reserves the right to terminate or modify this privilege at any time.

REPURCHASES (CONFIRMED REDEMPTIONS). A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to ZKDI, which the Fund has authorized to act as its agent. There is no charge by ZKDI with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. Dealers and other financial services firms are obligated to transmit orders promptly. The repurchase price will be the net asset value next determined after receipt of a request by ZKDI. However, requests for repurchases received by dealers or other firms prior to the determination of net asset value (see "Net Asset Value") and received by ZKDI prior to the close of ZKDI's business day will be confirmed at the net asset value effective on that day. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.

EXPEDITED WIRE TRANSFER REDEMPTIONS. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares can be redeemed and proceeds sent by federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to the determination of net asset value will result in shares being redeemed that day at the net asset value effective on that day and normally the proceeds will be sent to the designated account the following business day. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if ZKI deems it appropriate under then current market conditions. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability described under "General" above. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Fund currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which shares of the Fund were purchased. Shares purchased by check, through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed by wire transfer until such shares have been owned for at least 10 days. Account holders may not use this procedure to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. The Fund reserves the right to terminate or modify this privilege at any time.

REINVESTMENT PRIVILEGE. A shareholder who has redeemed shares of the Fund or Class A shares of any other Kemper Mutual Fund listed under "Special Features--Combined Purchases" (other than shares of Kemper Cash Reserves Fund purchased directly at net asset value) may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in shares of the Fund or in Class A shares of the other listed Kemper Mutual Funds. A shareholder of the Fund or any other Kemper Mutual Fund who redeems shares purchased under the Large Order NAV Purchase Privilege (see "Purchase of Shares") and incurs a contingent deferred sales charge may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in shares of the Fund or Class A shares of other Kemper Mutual Funds. The amount of any contingent deferred sales charge also will be reinvested. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge. Also, a holder of Class B shares of another Kemper Mutual Fund who has redeemed shares of that fund may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in the Fund or in Class A shares of the other Kemper Mutual Funds listed under "Special Features--Combined Purchases." Purchases through the reinvestment privilege are subject to the minimum investment requirements applicable to the shares being purchased and may only be made for funds available for sale in the shareholder's state of residence as listed under "Special Features--Exchange Privilege." The reinvestment privilege can be used only once as to any specific shares and reinvestment must be effected within six months of the redemption. If a loss is realized on the redemption of Fund shares, the reinvestment in the same Fund may be subject to the "wash sale" rules if made within 30 days of the redemption, resulting in the postponement of the recognition of such loss for federal income tax purposes. The reinvestment privilege may be terminated or modified at any time and is subject to the limited Offering Period of the Fund.

SPECIAL FEATURES

COMBINED PURCHASES. The Fund's shares may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares (or the equivalent) of any of the following funds: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Diversified Income Fund, Kemper High Yield Fund, Kemper U.S. Government Securities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Adjustable Rate U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund, Kemper Short-Intermediate Government Fund, Kemper-Dreman Fund, Inc., Kemper Value+Growth Fund, Kemper Horizon Fund, Kemper Quantitative Equity Fund, Kemper Europe Fund, Kemper Asian Growth Fund and Kemper Aggressive Growth Fund ("Kemper Mutual Funds"). Except as noted below, there is no combined purchase credit for direct purchases of shares of Zurich Money Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Tax-Exempt New York Money Market Fund or Investors Cash Trust ("Money Market Funds"), which are not considered "Kemper Mutual Funds" for purposes hereof. For purposes of the Combined Purchases feature described above, as well as for the Letter of Intent and Cumulative Discount features described below, employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent may include (a) Money Market Funds as "Kemper Mutual Funds," (b) all classes of shares of any Kemper Mutual Fund and (c) the value of any other plan investment, such as guaranteed investment contracts and employer stock, maintained on such subaccount record keeping system.

LETTER OF INTENT. The same reduced sales charges, as shown in the applicable prospectus, also apply to the aggregate amount of purchases of such Kemper Mutual Funds listed above made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by ZKDI. As noted under "Purchase of Shares," the Offering Period for the purchase of shares of the Fund is limited. However, shares of other Kemper Mutual Funds noted above would be available beyond that period. The Letter, which imposes no obligation to purchase or sell additional shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares will be redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The Letter for an employer sponsored employee benefit plan maintained on the subaccount record keeping system available through the Shareholder Service Agent may have special provisions regarding payment of any increased sales charge resulting from a failure to complete the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price) of all shares of such Kemper Mutual Funds held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares.

CUMULATIVE DISCOUNT. The Fund's shares also may be purchased at the rate applicable to the discount bracket attained by adding to the cost of Fund shares being purchased the value of all shares of the above mentioned Kemper Mutual Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

AVAILABILITY OF QUANTITY DISCOUNTS. An investor or the investor's dealer or other financial services firm must notify the Shareholder Service Agent or ZKDI whenever a quantity discount or reduced sales charge is applicable to a purchase. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts described above may be modified or terminated at any time.

EXCHANGE PRIVILEGE. Subject to the following limitations, shares of the Kemper Mutual Funds and Money Market Funds listed under "Special Features--Combined Purchases" above may be exchanged for each other at their relative net asset values. Shares of Money Market Funds and Kemper Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Shares of a Kemper Mutual Fund with a value in excess of $1,000,000 (except Kemper Cash Reserves
Fund) acquired by exchange from another Kemper Mutual Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15 Day Hold Policy"). For purposes of determining whether the 15 Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, direction, or advice, including without limitation, accounts administered by a financial services firm offering market timing, asset allocation or similar services. A series of Kemper Target Equity Fund will be available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Tax-Exempt New York Money Market Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with ZKDI. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and Tax-Exempt New York Money Market Fund is available for sale only in New York, Connecticut, New Jersey and Pennsylvania.

The total value of shares being exchanged must at least equal the minimum investment requirement of the Kemper Fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis of such shares. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other funds from dealers, other firms or ZKDI. Exchanges may be accomplished by a written request to Zurich Kemper Service Company, Attention: Exchange Department, P.O. Box 419557, Kansas City, Missouri 64141-6557, or by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability under "Redemption or Repurchase of Shares--General." Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided.

EXPRESS-TRANSFER. EXPRESS-Transfer permits the transfer of money via the Automated Clearing House System (minimum $100 and maximum $50,000) from a shareholder's bank, savings and loan, or credit union account to purchase shares in the Fund. Shareholders can also redeem shares (minimum $100 and maximum $50,000) from their Fund account and transfer the proceeds to their bank, savings and loan, or credit union checking account. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege of redeeming shares by EXPRESS-Transfer until such shares have been owned for at least 10 days. By enrolling in EXPRESS-Transfer, the shareholder authorizes the Shareholder Service Agent to rely upon telephone instructions from ANY PERSON to transfer the specified amounts between the shareholder's Fund account and the predesignated bank, savings and loan or credit union account, subject to the limitations on liability under "Redemption or Repurchase of Shares--General." Once enrolled in EXPRESS-Transfer, a shareholder can initiate a transaction by calling Kemper Shareholder Services toll free at 1-800-621-1048 Monday through Friday, 8:00 a.m. to 3:00 p.m. Chicago time. Shareholders may terminate this privilege by sending written notice to Kemper Service Company, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination will become effective as soon as the Shareholder Service Agent has had a reasonable time to act upon the request. EXPRESS-Transfer cannot be used with passbook savings accounts or for tax-deferred plans such as Individual Retirement Accounts ("IRAs").

SYSTEMATIC WITHDRAWAL PLAN. The owner of $5,000 or more of the Fund's shares at the offering price (net asset value plus the sales charge) may provide for the payment from the owner's account of any requested dollar amount up to $50,000 to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. The minimum periodic payment is $100. Shares are redeemed so that the payee will receive payment approximately the first of the month. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account.

The purchase of shares while participating in a systematic withdrawal plan ordinarily will be disadvantageous to the investor because the investor will be paying a sales charge on the purchase of shares at the same time that the investor is redeeming shares upon which a sales charge may already have been paid. Therefore, the Fund will not knowingly permit additional investments of less than $2,000 if the investor is at the same time making systematic withdrawals. (See "Purchase of Shares" regarding the limited Offering Period for the Fund's shares.) The right is reserved to amend the systematic withdrawal plan on 30 days' notice. The plan may be terminated at any time by the investor or the Fund. As noted previously (see "Investment Objectives, Policies and Risk Factors--How the Fund Works and Special Risk Factors"), only shareholders who hold their shares in the Fund until the Maturity Date and reinvest their dividends in the Fund will necessarily receive the benefit of the Fund's Investment Protection.

TAX-SHELTERED RETIREMENT PLANS. The Shareholder Service Agent provides retirement plan services and documents and ZKDI can establish investor accounts in any of the following types of retirement plans:


- Individual Retirement Accounts ("IRAs") with IFTC as custodian. This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE") IRA accounts and Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.


- 403(b)(7) Custodial Accounts also with IFTC as custodian. This type of plan is available to employees of most non-profit organizations.

- Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum annual contribution per participant is the lesser of 25% of compensation or $30,000.


Brochures describing the above plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, SIMPLE 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans with IFTC as custodian describe the current fees payable to IFTC for its services as custodian. Investors should consult with their own tax advisers before establishing a retirement plan. In view of the limited Offering Period of the Fund (see "Purchase of Shares"), the Fund may not be appropriate for periodic contribution plans.


PERFORMANCE

The Fund may advertise several types of performance information, including "average annual total return" and "total return." Each of these figures is based upon historical results and is not representative of the future performance of the Fund.

Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in the Fund's portfolio for the period referenced, assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in the Fund during a specified period. Average annual total return will be quoted for at least the one, five and ten year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of the Fund for performance information purposes). Average annual total return figures represent the average annual percentage change over the period in question. Total return figures represent the aggregate percentage or dollar value change over the period in question.

The Fund's performance may be compared to that of the Consumer Price Index or various unmanaged indexes including the Standard & Poor's 500 Stock Index, the Russell 1000(R) Growth Index. The Fund's performance may also be compared to the performance of other mutual funds or mutual fund indexes as reported by independent mutual fund reporting services such as Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges.

Information may be quoted from publications such as MORNINGSTAR, INC., THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BARRON'S, FORTUNE, THE CHICAGO TRIBUNE, USA TODAY, INSTITUTIONAL INVESTOR and REGISTERED REPRESENTATIVE. Also, investors may want to compare the historical returns of various investments, performance indexes of those investments or economic indicators, including but not limited to stocks, bonds, certificates of deposit, money market funds and U.S. Treasury obligations. Bank product performance may be based upon, among other things, the BANK RATE MONITOR National Index(TM) or various certificate of deposit indexes. Money market fund performance may be based upon, among other things, the IBC/Donoghue Money Fund Report(R) or Money Market Insight(R), reporting services on money market funds. Performance of U.S. Treasury obligations may be based upon, among other things, various U.S. Treasury bill indexes. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured.

The Fund may depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. The Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund.

The Fund's shares are sold at net asset value plus a maximum sales charge of 5.0% of the offering price. While the maximum sales charge is normally reflected in the Fund's performance figures, certain total return calculations may not include such charge and those results would be reduced if it were included. The Fund's returns and net asset value will fluctuate. Shares of the Fund are redeemable by an investor at the then current net asset value, which may be more or less than original cost. Additional information concerning the Fund's performance and concerning the historical performance of various types of investments that may be used to provide for retirement needs appears in the Statement of Additional Information. Additional information about the Fund's performance also appears in its Annual Report to Shareholders, which is available without charge from the Fund.

CAPITAL STRUCTURE

The Trust is an open-end, management investment company, organized as a business trust under the laws of Massachusetts on August 3, 1988. Effective May 1, 1994, the Trust changed its name from Kemper Retirement Fund to Kemper Target Equity Fund. The Trust may issue an unlimited number of shares of beneficial interest in one or more series, all having no par value. The Trust has established eight series of shares: Kemper Retirement Fund Series I, Series II, Series III, Series IV, Series V, Series VI and Kemper Worldwide 2004 Fund, which are no longer offered, and Kemper Retirement Fund Series VII, which is the Fund. The Board of Trustees may authorize the issuance of additional series if deemed desirable, each with its own investment objective, policies and restrictions. Since the Trust may offer multiple series, it is known as a "series company." Shares of a series have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such series. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Trust is not required to hold annual shareholders' meetings and does not intend to do so. However, it will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. Subject to the Agreement and Declaration of Trust of the Trust, shareholders may remove trustees. Shareholders will vote by series and not in the aggregate except when voting in the aggregate is required under the Investment Company Act of 1940, such as for the election of trustees. Any series of the Trust, including the Fund, may be divided by the Board of Trustees into classes of shares, subject to compliance with the Securities and Exchange Commission regulations permitting the creation of separate classes of shares. The Trust's shares currently are not divided into classes. Shares of a series would be subject to any preferences, rights or privileges of any classes of shares of the series. Generally each class of shares issued by a particular series of the Trust would differ as to the allocation of certain expenses of the series such as distribution and administrative expenses permitting, among other things, different levels of service or methods of distribution among various classes.

PROSPECTUS


KEMPER
RETIREMENT
FUND SERIES VII



MAY 1, 1997








Zurich Kemper Distributors, Inc.
222 South Riverside Plaza

Chicago, IL 60606



KRF-1 (5/97)
ZKDI 702010


[LOGO]  KEMPER FUNDS

                           KEMPER TARGET EQUITY FUND
                       KEMPER RETIREMENT FUND SERIES VII

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART B
              OF FORM N-1A AND STATEMENT OF ADDITIONAL INFORMATION

                    ITEM NUMBER                                 LOCATION IN STATEMENT OF
                   OF FORM N-1A                                  ADDITIONAL INFORMATION
                   ------------                                 ------------------------
10.  Cover Page...............................    Cover Page
11.  Table of Contents........................    Table of Contents
12.  General Information and History..........    Inapplicable
13.  Investment Objectives and Policies.......    Investment Restrictions; Investment Policies
                                                  and Techniques
14.  Management of the Fund...................    Investment Manager and Underwriter;
                                                  Officers and Trustees
15.  Control Persons and Principal Holders of
     Securities...............................    Officers and Trustees
16.  Investment Advisory and Other Services...    Investment Manager and Underwriter
17.  Brokerage Allocation and Other
     Practices................................    Portfolio Transactions
18.  Capital Stock and Other Securities.......    Dividends and Taxes;
                                                  Shareholder Rights
19.  Purchase, Redemption and Pricing of
     Securities Being Offered.................    Purchase and Redemption of Shares
20.  Tax Status...............................    Dividends and Taxes
21.  Underwriters.............................    Investment Manager and Underwriter
22.  Calculation of Performance Data..........    Performance
23.  Financial Statements.....................    Report of Independent Auditors; Statement of Net
                                                  Assets

                      STATEMENT OF ADDITIONAL INFORMATION
                                  MAY 1, 1997

                       KEMPER RETIREMENT FUND SERIES VII
           222 SOUTH RIVERSIDE PLAZA STREET, CHICAGO, ILLINOIS 60606
                                 1-800-621-1048

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Kemper Retirement Fund Series VII (the "Fund") dated May 1, 1997. The prospectus may be obtained without charge from the Fund. The Fund is a series of Kemper Target Equity Fund.

                               ------------------

                               TABLE OF CONTENTS


                               Page
                               ----
Investment Restrictions.....................................  B-1

Investment Policies and Techniques..........................  B-2

Dividends and Taxes.........................................  B-9

Performance.................................................  B-11

Investment Manager and Underwriter..........................  B-11

Portfolio Transactions......................................  B-14

Purchase and Redemption of Shares...........................  B-15

Officers and Trustees.......................................  B-15

Shareholder Rights..........................................  B-17

Report of Independent Auditors (April 22, 1997).............  B-19

Statement of Net Assets (April 22, 1997)....................  B-20


KRF-13 5/97      (LOGO)printed on recycled paper

INVESTMENT RESTRICTIONS

Kemper Target Equity Fund (the "Trust") has adopted the following fundamental investment restrictions which cannot be changed with respect to Kemper Retirement Fund Series VII (the "Fund"), without approval of a "majority" of its outstanding shares, which means the lesser of (1) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the Fund's outstanding shares.

The Fund may not, as a fundamental policy:

(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the total value of the Fund's assets would be invested in securities of that issuer.

(2) Purchase more than 10% of any class of voting securities of any issuer.

(3) Make loans to others provided that the Fund may purchase debt obligations or repurchase agreements and it may lend its securities in accordance with its investment objectives and policies.

(4) Borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities. If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Fund will not borrow for leverage purposes and will not purchase securities or make investments while borrowings are outstanding.

(5) Pledge, hypothecate, mortgage or otherwise encumber more than 15% of its total assets and then only to secure borrowings permitted by restriction 4 above. (The collateral arrangements with respect to options, financial futures and delayed delivery transactions and any margin payments in connection therewith are not deemed to be pledges or other encumbrances.)

(6) Purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with options and financial futures transactions.

(7) Make short sales of securities or other assets or maintain a short position for the account of the Fund unless at all times when a short position is open it owns an equal amount of such securities or other assets or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities or other assets of the same issue as, and equal in amount to, the securities or other assets sold short and unless not more than 10% of the Fund's total assets is held as collateral for such sales at any one time.

(8) Purchase securities (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if as a result of such purchase 25% or more of the Fund's total assets would be invested in any one industry.

(9) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts, and engage in foreign currency transactions; or in real estate (including real estate limited partnerships), although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate including real estate investment trusts.

(10) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(11) Issue senior securities as defined in the Investment Company Act of 1940.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Fund did not borrow money as permitted by investment restriction number (4) in the latest fiscal year and it has no present intention of borrowing during the current year. The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval.

The Fund may not, as a non-fundamental policy:

(i) Invest in warrants if more than 5% of the Fund's net assets would be invested in warrants. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York or American Stock Exchanges. Warrants acquired in units or attached to securities may be deemed to be without value for such purposes.

(ii) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

(iii) Invest in oil, gas or other mineral leases.

(iv) Invest more than 5% of the Fund's total assets in securities of issuers (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) which with their predecessors have a record of less than three years continuous operation and equity securities of issuers which are not readily marketable.

(v) Invest more than 5% of its total assets in restricted securities, excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that have been determined to be liquid pursuant to procedures adopted by the Board of Trustees, provided that the total amount of Fund assets invested in restricted securities and securities of issuers which with their predecessors have a record of less than three years continuous operation will not exceed 10% of total assets.

(vi) Invest more than 10% of its total assets in securities of real estate investment trusts.

(vii) Write or sell put or call options, combinations thereof or similar options; nor may the Fund purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

(viii) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Trust or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(ix) Invest for the purpose of exercising control or management of another issuer.

(x) Invest in interests in oil or gas exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

INVESTMENT POLICIES AND TECHNIQUES

GENERAL. The Fund may invest in Zero Coupon Treasuries and Equity Securities (as defined in the prospectus) and engage in futures, options and other derivatives transactions and other investment techniques in accordance with its investment objectives and policies. See "Investment Objectives, Policies and Risk Factors" in the prospectus. Supplemental information concerning the Fund's investments and certain investment techniques is set forth below.

ZERO COUPON TREASURIES. There are currently two basic types of zero coupon securities, those created by separating the interest and principal components of a previously issued interest-paying security and those originally issued in the form of a face amount only security paying no interest. Zero coupon securities of the U.S.

Government and certain of its agencies and instrumentalities and of private corporate issuers are currently available, although the Fund will purchase only those that represent direct obligations of the U.S. Government.

Zero coupon securities of the U.S. Government that are currently available are called STRIPS (Separate Trading of Registered Interest and Principal of Securities) or CUBES (Coupon Under Book-Entry Safekeeping). STRIPS and CUBES are issued under programs introduced by the U.S. Treasury and are direct obligations of the U.S. Government. The U.S. Government does not issue zero coupon securities directly. The STRIPS program, which is ongoing, is designed to facilitate the secondary market stripping of selected Treasury notes and bonds into individual interest and principal components. Under the program, the U.S. Treasury continues to sell its notes and bonds through its customary auction process. However, a purchaser of those notes and bonds who has access to a book-entry account at a Federal Reserve bank may separate the specified Treasury notes and bonds into individual interest and principal components. The selected Treasury securities may thereafter be maintained in the book-entry system operated by the Federal Reserve in a manner that permits the separate trading and ownership of the interest and principal payments. The Federal Reserve does not charge a fee for this service; however, the book-entry transfer of interest or principal components is subject to the same fee schedule generally applicable to the transfer of Treasury securities.

Under the program, in order for a book-entry Treasury security to be separated into its component parts, the face amount of the security must be an amount which, based on the stated interest rate of the security, will produce a semi-annual interest payment of $1,000 or a multiple of $1,000. Once a book-entry security has been separated, each interest and principal component may be maintained and transferred in multiples of $1,000 regardless of the face amount initially required for separation or the resulting amount required for each interest payment.

CUBES, like STRIPS, are direct obligations of the U.S. Government. CUBES are coupons that have previously been physically stripped from Treasury notes and bonds, but which were deposited with the Federal Reserve and are now carried and transferable in book-entry form only. Only stripped Treasury coupons maturing on or after January 15, 1988, that were stripped prior to January 5, 1987, were eligible for conversion to book-entry form under the CUBES program.

Investment banks may also strip Treasury securities and sell them under proprietary names. These securities may not be as liquid as STRIPS and CUBES and the Fund has no present intention of investing in these instruments.

STRIPS and CUBES are purchased at a discount from $1,000. Absent a default by the U.S. Government, a purchaser will receive face value for each of the STRIPS and CUBES provided the STRIPS and CUBES are held to their due dates. While STRIPS and CUBES can be purchased on any business day, they all currently come due on February 15, May 15, August 15 or November 15.

FINANCIAL FUTURES CONTRACTS. The Fund may enter into financial futures contracts for the future delivery of a financial instrument, such as a security, or an amount of foreign currency or the cash value of a securities index. This investment technique is designed primarily to hedge (i.e., protect) against anticipated future changes in market conditions or foreign exchange rates which otherwise might adversely affect the value of securities or other assets which the Fund holds or intends to purchase. A "sale" of a futures contract means the undertaking of a contractual obligation to deliver the securities or the cash value of an index or foreign currency called for by the contract at a specified price during a specified delivery period. A "purchase" of a futures contract means the undertaking of a contractual obligation to acquire the securities or cash value of an index or foreign currency at a specified price during a specified delivery period. At the time of delivery, in the case of fixed income securities pursuant to the contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than that specified in the contract. In some cases, securities called for by a futures contract may not have been issued at the time the contract was written.

Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities or other assets, in most cases a party will close out the contractual commitment before delivery without having to make or take delivery of the underlying assets by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying securities or other assets. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. The Fund will incur brokerage fees when it purchases or sells contracts, and will be required to maintain margin deposits. At the time the Fund enters into a futures contract, it is required to deposit with its custodian, on behalf of the broker, a specified amount of cash or eligible securities, called "initial margin." The initial margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, called "variation margin," to and from the broker are made on a daily basis as the market price of the futures contract fluctuates. The costs incurred in connection with futures transactions could reduce the Fund's return. Futures contracts entail risks. If the investment manager's judgment about the general direction of markets or exchange rates is wrong, the overall performance may be poorer than if no such contracts had been entered into.

There may be an imperfect correlation between movements in prices of futures contracts and portfolio assets being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the assets and futures markets could result. Price distortions could also result if investors in futures contracts decide to make or take delivery of underlying securities or other assets rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, the margin requirements in the futures market are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities or other assets and movements in the prices of futures contracts, a correct forecast of market trends by the investment manager may still not result in a successful hedging transaction. If any of these events should occur, the Fund could lose money on the financial futures contracts and also on the value of its assets.

OPTIONS ON FINANCIAL FUTURES CONTRACTS. The Fund may purchase and write call and put options on financial futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers the futures contract to the holder at the exercise price. The Fund would be required to deposit with its custodian initial margin and maintenance margin with respect to put and call options on futures contracts written by it. The Fund will establish segregated accounts or will provide cover with respect to written options on financial futures contracts in a manner similar to that described under "Options on Securities" below. Options on futures contracts involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by the Fund may expire worthless, in which case the Fund would lose the premium paid therefor.

OPTIONS ON SECURITIES. The Fund may invest in put and call options on securities. The Fund will only invest in options which are traded on securities exchanges and for which it pays a premium (cost of option). The Fund may enter into closing transactions, exercise its options or permit them to expire. A put option gives the holder (buyer) the "right to sell" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). The Fund may purchase spread options which are options for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security that is used as a bench mark. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. Options traded on national securities exchanges are issued by The Options Clearing Corporation.

In effect, the buyer of a put option who also owns the related security is protected by ownership of the put option against any decline in that security's price below the exercise price less the amount paid for the option. The ability to purchase put options allows the Fund to protect capital gains in an appreciated security it owns, without being required to sell that security.

At times the Fund may wish to establish a position in a security upon which call options are available. By purchasing a call option the Fund is able to fix the cost of acquiring the security, this being the cost of the call option plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market because the Fund would be at risk only for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.

When the Fund purchases a call option it pays a premium. The Fund will benefit only if the market price of the related investment is above the call price plus the premium during the exercise period and the call is either exercised or sold at a profit. If it is not exercised or sold, it will become worthless at its expiration date and the Fund will lose its premium payment. If the Fund buys a put option, it also pays a premium. If the market price of the related investment is above the exercise price and, as a result, the put is not exercised or sold, the put will become worthless at its expiration date.

OPTIONS ON SECURITIES INDICES. The Fund also may purchase call and put options on securities indices in an attempt to hedge against market conditions affecting the value of securities that the Fund owns or intends to purchase, and not for speculation. Through the purchase of index options, the Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike security options, all settlements are in cash and gain or loss depends upon price movements in the market generally (or in a particular industry or segment of the market) rather than upon price movements in individual securities. Price movements in securities that the Fund owns or intends to purchase will probably not correlate perfectly with movements in the level of an index since the prices of such securities may be affected by somewhat different factors. Therefore, the Fund bears the risk that a loss on an index option would not be completely offset by movements in the price of such securities.

Options on a securities index involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by the Fund may expire worthless, in which case the Fund would lose the premium paid therefor.

REGULATORY RESTRICTIONS. To the extent required to comply with applicable regulation, when purchasing a futures contract, or entering into a forward foreign currency exchange purchase, the Fund will maintain eligible securities in a segregated account. The Fund will use cover in connection with selling a futures contract.

The Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which the Fund holds or intends to purchase.

FOREIGN SECURITIES. Although the Fund will invest primarily in securities that are publicly traded in the United States, it has the discretion to invest a portion of its assets in foreign securities that are traded principally in securities markets outside the United States. The Fund currently limits investment in foreign securities not publicly traded in the United States to less than 10% of its total assets. As discussed below, American Depository Receipts are publicly traded in the United States and, therefore, are not subject to the preceding limitation. The Fund intends to invest in foreign securities that are not publicly traded in the United States only when the potential benefits to the Fund are deemed to outweigh the risks.

Foreign securities involve currency risks. The U.S. Dollar value of a foreign security tends to decrease when the value of the U.S. Dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing the security. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

Foreign securities may be subject to foreign government taxes that reduce their attractiveness. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possible imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities and the markets for foreign securities may be less liquid. In addition, there may be less publicly available information about foreign issuers than about domestic issuers. Many foreign issuers are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. There is generally less regulation of stock exchanges, brokers, banks and listed companies abroad than in the United States. Settlement of Foreign Securities trades may take longer and present more risk than for domestic securities. With respect to certain foreign countries, there is a possibility of expropriation or diplomatic developments that could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

EMERGING MARKETS. While the Fund's investments in foreign securities will principally be in developed countries, the Fund may invest a portion of its assets in countries considered by the Fund's investment manager to be developing or "emerging" markets, which involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems that may be less stable. A developing or emerging market country can be considered to be a country that is in the initial stages of its industrialization cycle. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. Currently, investing in many emerging markets may not be desirable or feasible because of the lack of adequate custody arrangements for the Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As opportunities to invest in securities in emerging markets develop, the Fund may expand and further broaden the group of emerging markets in which it invests. In the past, markets of developing countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors. The investment manager believes that these characteristics can be expected to continue in the future.

Many of the risks described above relating to foreign securities generally will be greater for emerging markets than for developed countries. For instance, economies in individual developing markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging markets have experienced substantial rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain developing markets. Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries with which they trade.

Also, the securities markets of developing countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure, regulatory and accounting standards in many respects are less stringent than in the United States and other developed markets. There also may be a lower level of monitoring and regulation of developing markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States; this is particularly true with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such settlement problems may cause emerging market securities to be illiquid. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Certain emerging markets may lack clearing facilities equivalent to those in developed countries. Accordingly, settlements can pose additional risks in such markets and ultimately can expose the Fund to the risk of losses resulting from the Fund's inability to recover from a counterparty.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading securities may cease or may be substantially curtailed and prices for the Fund's portfolio securities in such markets may not be readily available. The Fund's portfolio securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Board of Trustees.

Investment in certain emerging market securities is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market securities and increase the cost and expenses of the Fund. Emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments, the market could impose temporary restrictions on foreign capital remittances.

PRIVATIZED ENTERPRISES. Investments in foreign securities may include securities issued by enterprises that have undergone or are currently undergoing privatization. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs contemplating the sale of all or part of their interests in state enterprises. The Fund's investments in the securities of privatized enterprises include privately negotiated investments in a government- or state-owned or controlled company or enterprise that has not yet conducted an initial equity offering, investments in the initial offering of equity securities of a state enterprise or former state enterprise and investments in the securities of a state enterprise following its initial equity offering.

In certain jurisdictions, the ability of foreign entities, such as the Fund, to participate in privatizations may be limited by local law, or the price or terms on which the Fund may be able to participate may be less advantageous than for local investors. Moreover, there can be no assurance that governments that have embarked on privatization programs will continue to divest their ownership of state enterprises, that proposed privatizations will be successful or that governments will not re-nationalize enterprises that have been privatized.

In the case of the enterprises in which the Fund may invest, large blocks of the stock of those enterprises may be held by a small group of stockholders, even after the initial equity offerings by those enterprises. The sale of some portion or all of those blocks could have an adverse effect on the price of the stock of any such enterprise.

Prior to making an initial equity offering, most state enterprises or former state enterprises go through an internal reorganization of management. Such reorganizations are made in an attempt to better enable these enterprises to compete in the private sector. However, certain reorganizations could result in a management team that does not function as well as the enterprise's prior management and may have a negative effect on such enterprise. In addition, the privatization of an enterprise by its government may occur over a number of years, with the government continuing to hold a controlling position in the enterprise even after the initial equity offering for the enterprise.

Prior to privatization, most of the state enterprises in which the Fund may invest enjoy the protection of and receive preferential treatment from the respective sovereigns that own or control them. After making an initial equity offering these enterprises may no longer have such protection or receive such preferential treatment and may become subject to market competition from which they were previously protected. Some of these enterprises may not be able to effectively operate in a competitive market and may suffer losses or experience bankruptcy due to such competition.

DEPOSITORY RECEIPTS. The Fund may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"). For many foreign securities, there are U.S. Dollar-denominated ADRs, which are bought and sold in the United States and are generally issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, the Fund will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for most ADRs. The Fund may also invest in securities of foreign issuers in the form of European Depository Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European and other foreign securities markets. EDRs and GDRs are not necessarily denominated in the currency of the underlying security.

FOREIGN CURRENCY TRANSACTIONS. As indicated above (see "Foreign Securities"), the Fund may invest a limited portion of its assets in securities denominated in foreign currencies. The value of the assets of the Fund invested in such securities as measured in U.S. Dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

By entering into a forward contract in U.S. Dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. Dollar and such foreign currency. However, this tends to limit gains which might result from a positive change in such currency relationships.

When the Fund's investment manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. It is extremely difficult to forecast short-term currency market movements, and whether such a short-term hedging strategy would be successful is highly uncertain.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

If the Fund retains the portfolio security and engages in an offsetting transaction with respect to a forward contract, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund would realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund would suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any gain which might result should the value of such currency increase. The Fund may have to convert its holdings of foreign currencies into U.S. Dollars from time to time in order to meet such needs as Fund expenses and redemption requests.

The Fund does not enter into forward contracts or maintain a net exposure in such contracts where the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. The Fund does not intend to enter into forward contracts for the purchase of a foreign currency if the Fund would have more than 5% of the value of its total assets committed to such contracts. The Fund segregates eligible securities to the extent required by applicable regulations in connection with forward foreign currency exchange contracts entered into for the purchase of a foreign currency. The Fund generally does not enter into a forward contract with a term longer than one year.

The Fund may also hedge its foreign currency exchange rate risk by engaging in foreign currency financial futures transactions and by purchasing foreign currency options. A foreign currency call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. Through the purchase or sale of foreign currency financial futures contracts, the Fund may be able to achieve many of the same objectives as through forward foreign currency exchange contracts more effectively and perhaps at a lower cost. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. Such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts. For additional information concerning options transactions and financial futures transactions, please see "Investment Objectives, Policies and Risk Factors--Additional Investment Information" in the prospectus and related subsections above under "Investment Policies and Techniques."

REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements, which are instruments under which the Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Fund's holding period. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon. The Fund currently does not intend to invest more than 5% of its net assets in repurchase agreements during the current year.

SHORT SALES AGAINST-THE-BOX. The Fund may make short sales against-the-box for the purpose of deferring realization of gain or loss for federal income tax purposes. A short sale "against-the-box" is a short sale in which the Fund owns at least an equal amount of the securities sold short or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and at least equal in amount to, the securities or other assets sold short. The Fund may engage in such short sales only to the extent that not more than 10% of the Fund's total assets (determined at the time of the short sale) is held as collateral for such sales. The Fund currently does not intend, however, to engage in such short sales to the extent that more than 5% of its net assets will be held as collateral therefor during the current year.

DIVIDENDS AND TAXES

DIVIDENDS. The Fund will normally distribute annual dividends of net investment income and any net realized short-term and long-term capital gains. The Fund may at any time vary the foregoing dividend practice and, therefore, reserves the right from time to time either to distribute or to retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as the Board of Trustees determines appropriate under then current circumstances. In particular, and without limiting the foregoing, the Fund may make additional distributions of net investment income or capital gain net income in order to satisfy the minimum distribution requirements contained in the Internal Revenue Code (the "Code"). Dividends will be reinvested in shares of the Fund unless shareholders indicate in writing that they wish to receive them in cash or in shares of other Kemper Funds. As reflected in the prospectus (see "Dividends and Taxes"), shareholders must reinvest all dividends and hold their shares until the Maturity Date in order to be assured of the benefit of the Fund's Investment Protection.

TAXES. The Fund intends to qualify as a regulated investment company under Subchapter M of the Code and, if so qualified, will not be liable for federal income taxes to the extent its earnings are distributed. One of the Subchapter M requirements to be satisfied is that less than 30% of the Fund's gross income during the fiscal year must be derived from gains (not reduced by losses) from the sale or other disposition of securities and certain other investments held for less than three months. The Fund may be limited in its options, futures and foreign currency transactions in order to prevent recognition of such gains.

The Fund's options, futures and foreign currency transactions are subject to special tax provisions that may accelerate or defer recognition of certain gains or losses, change the character of certain gains or losses, or alter the holding periods of certain of the Fund's securities.

The mark-to-market rules of the Code may require the Fund to recognize unrealized gains and losses on certain options and futures held by the Fund at the end of the fiscal year. Under these provisions, 60% of any capital gain net income or loss recognized will generally be treated as long-term and 40% as short-term. However, although certain forward contracts and futures contracts on foreign currency are mark-to-market, the gain or loss is generally ordinary under Section 988 of the Code. In addition, the straddle rules of the Code would require deferral of certain losses realized on positions of a straddle to the extent that the Fund had unrealized gains in offsetting positions at year end.

A 4% excise tax is imposed on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution is the sum of 98% of the Fund's net investment income for the calendar year plus 98% of its capital gain net income for the one-year period ending October 31, plus any undistributed net investment income from the prior calendar year, plus any undistributed capital gain net income from the one year period ended October 31 in the prior calendar year, minus any overdistribution in the prior calendar year. For purposes of calculating the required distribution, foreign currency gains or losses occurring after October 31 are taken into account in the following calendar year. The Fund intends to declare or distribute dividends during the appropriate periods of an amount sufficient to prevent imposition of the 4% excise tax.

A portion of the ordinary income dividends from the Fund may be eligible for the dividends received deduction available to corporate shareholders. The aggregate amount eligible for the dividends received deduction may not exceed the aggregate qualifying dividends received by the Fund for the fiscal year.

A shareholder who redeems shares of the Fund will recognize capital gain or loss for federal income tax purposes measured by the difference between the value of the shares redeemed and the adjusted cost basis of the shares. Any loss recognized on the redemption of Fund shares held six months or less will be treated as long-term capital loss to the extent that the shareholder has received any long-term capital gain dividends on such shares. A shareholder who has redeemed shares of the Fund or any other Kemper Mutual Fund listed in the prospectus under "Special Features--Combined Purchases" (other than shares of Kemper Cash Reserves Fund not acquired by exchange from another Kemper Mutual
Fund) may reinvest the amount redeemed at net asset value at the time of the reinvestment in shares of the Fund or in shares of the other Kemper Mutual Funds within six months of the redemption as described in the prospectus under "Redemption or Repurchase of Shares--Reinvestment Privilege." If the redeemed shares were held less than 91 days, then the lesser of (a) the sales charge waived on the reinvested shares, or (b) the sales charge incurred on the redeemed shares, is included in the basis of the reinvested shares and is not included in the basis of the redeemed shares. If a shareholder realizes a loss on the redemption or exchange of Fund shares and reinvests in the same Fund's shares within 30 days before or after the redemption or exchange, the transactions may be subject to the wash sale rules resulting in a postponement of the recognition of such loss for federal income tax purposes. An exchange of Fund shares for shares of another fund is treated as a redemption and reinvestment for federal income tax purposes.

PERFORMANCE

As described in the prospectus, the Fund's historical performance or return may be shown in the form of "average annual total return" and "total return" figures. These various measures of performance are described below.

The Fund's average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The average annual total return for the Fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Fund's shares on the first day of the period, adjusting to deduct the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Average annual total return may also be calculated without deducting the maximum sales charge.

Calculation of the Fund's total return is not subject to a standardized formula, except when calculated for the Fund's "Financial Highlights" table in the Fund's financial statements and prospectus. Total return performance for a specific period is calculated by first taking a hypothetical investment ("initial investment") in the Fund's shares on the first day of the period, either adjusting or not adjusting to deduct the maximum sales charge, and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period. Total return calculations that do not include the effect of the sales charge would be reduced if such charge were included.

The Fund's performance figures are based upon historical results and are not representative of future performance. The Fund's shares are sold at net asset value plus a maximum sales charge of 5.0% of the offering price. Returns and net asset value will fluctuate. Factors affecting the Fund's performance include general market conditions, operating expenses and investment management. Any additional fees charged by a dealer or other financial services firm would reduce returns described in this section. Shares of the Fund are redeemable at the then current net asset value, which may be more or less than original cost.

INVESTMENT MANAGER AND UNDERWRITER

INVESTMENT MANAGER. Zurich Kemper Investments, Inc. ("ZKI"), 222 South Riverside Plaza, Chicago, Illinois 60606, is the Fund's investment manager. ZKI is wholly owned by ZKI Holding Corp. ZKI Holding Corp. is a more than 90% owned subsidiary of Zurich Holding Company of America, Inc., which is a wholly owned subsidiary of Zurich Insurance Company, an internationally recognized provider of financial services in property/casualty and life insurance, reinsurance and asset management. Pursuant to an investment management agreement, ZKI acts as the Fund's investment adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. The investment management agreement provides that the Fund shall pay the charges and expenses of its operations, including the fees and expenses of the trustees (except those who are affiliated with ZKI), independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, brokerage commissions or transaction costs, costs of calculating net asset value, taxes and membership dues. The Fund bears the expenses of registration of its shares with the Securities and Exchange Commission, while the principal underwriter pays the cost of qualifying and maintaining the qualification of the Fund's shares for sale under the securities laws of the various states. Kemper Retirement Fund Series I, Series II,

Series III, Series IV, Series V and Series VI (which are no longer being offered), and the Fund are subject to the investment management agreement. The Trust's expenses are generally allocated among the series on the basis of relative net assets at the time of allocation, except that expenses directly attributable to a particular series are charged to that series.

The Fund pays ZKI an investment management fee, payable monthly, at an annual rate of .50% of average daily net assets of the Fund. ZKI has agreed to reimburse the Fund to the extent required by applicable state expense limitations should all operating expenses of the Fund, including the investment management fees of ZKI but excluding taxes, interest, distribution fees, extraordinary expenses, brokerage commissions or transaction costs and any other properly excludable expenses, exceed the applicable state expense limitations. Currently, there are no state expense limitations in effect.

The investment management agreement provides that ZKI shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of ZKI in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

The investment management agreement continues in effect from year to year for each series subject to the agreement so long as its continuation is approved at least annually by (a) a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Trust and (b) by the shareholders of each series or the Board of Trustees. It may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares of a series with respect to that series, and will terminate automatically upon assignment. If continuation is not approved for a series, the investment management agreement nevertheless may continue in effect for the series for which it is approved and ZKI may continue to serve as investment manager for the series for which it is not approved to the extent permitted by the Investment Company Act of 1940. The management fee and the expense limitation are computed based upon the average daily net assets of all series subject to the agreement and are allocated among such series based upon the relative net assets of each such series. Additional series may be subject to the same or a different agreement. Kemper Worldwide 2004 Fund, a series of the Trust, has a different agreement.

FUND SUB-ADVISER. Zurich Investment Management Limited ("ZIML"), 1 Fleet Place, London, U.K. EC4M 7R0, an affiliate of ZKI, is the sub-adviser for the foreign securities portion of the Fund. ZIML acts as sub-adviser pursuant to the terms of a sub-advisory agreement between it and ZKI.

Under the terms of the sub-advisory agreement for the Fund, ZIML renders investment advisory and management services with regard to that portion of the Fund's portfolio as may be allocated to ZIML by ZKI from time to time for management of foreign securities, including foreign currency transactions and related investments. ZIML may, under the terms of the sub-advisory agreement, render similar services to others including other investment companies. For its services, ZIML will receive from ZKI a monthly fee at the annual rate of .35% of the portion of the average daily net assets of the Fund allocated by ZKI to ZIML for management. ZIML permits any of its officers or employees to serve without compensation as trustees or officers of the Fund if elected to such positions. Kemper Retirement Fund Series I, Series II, Series III, Series IV, Series V and Series VI (which are no longer being offered) and the Fund are subject to the Sub-Advisory Agreement.

The sub-advisory agreement provides that ZIML will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the sub-advisory agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of ZIML in the performance of its duties or from reckless disregard by ZIML of its obligations and duties under the sub-advisory agreement.

The sub-advisory agreement is for an initial term ending April 1, 1998 and continues in effect from year to year so long as its continuation is approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund and (b) by the shareholders or the Board of Trustees. The sub-advisory agreement may be terminated at any time for the Fund upon 60 days notice by ZKI, ZIML or the Board of Trustees, or by a majority vote of the outstanding shares of the Fund, and will terminate automatically upon assignment or upon the termination of the Fund's investment management agreement. If additional Funds become subject to the sub-advisory agreement, the provisions concerning continuation, amendment and termination shall be on a Fund-by-Fund basis. Additional Funds may be subject to a different agreement. Kemper Worldwide 2004 Fund, a series of the Trust, is subject to a different sub-advisory agreement.

PRINCIPAL UNDERWRITER. Zurich Kemper Distributors, Inc. ("ZKDI"), a wholly owned subsidiary of ZKI, is the principal underwriter for shares of the Trust and acts as agent of the Trust in the continuous offering of its shares. The Trust pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and ZKDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. ZKDI also pays for supplementary sales literature and advertising costs. Terms of continuation, termination and assignment under the underwriting agreement are identical to those described above with regard to the investment management agreement, except that termination other than upon assignment requires six months' notice and continuation, amendment and termination need not be on a series by series basis.

ADMINISTRATIVE SERVICES. Administrative services are provided to the Trust under an administrative services agreement ("administrative agreement") with ZKDI. ZKDI bears all its expenses of providing services pursuant to the administrative agreement between ZKDI and the Trust, including the payment of any service fees. The Trust pays ZKDI an administrative services fee, payable monthly, at the annual rate of up to .25% of average daily net assets of the Trust.


ZKDI enters into related arrangements with various broker-dealer firms and other service or administrative firms ("firms"), that provide services and facilities for their customers or clients who are investors in the Trust. The firms shall provide such office space and equipment, telephone facilities and personnel as is necessary or appropriate for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Trust, and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. ZKDI pays such firms a service fee, payable quarterly, at an annual rate of up to .25% of the net assets in Trust accounts that they maintain and service commencing with the month after investment. Firms to which service fees may be paid include broker-dealers affiliated with ZKDI.



ZKDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for the Trust. Currently, the administrative services fee payable to ZKDI is based only upon Trust assets in accounts for which a firm provides administrative services and it is intended that ZKDI will pay all the administrative services fees that it receives from the Trust to firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of the Trust while this procedure is in effect would depend upon the proportion of Trust assets that is in accounts for which a firm of record provides administrative services. The Board of Trustees of the Trust, in its discretion, may approve basing the fee to ZKDI on all Trust assets in the future.


Certain trustees or officers of the Trust are also directors or officers of ZKI, ZIML or ZKDI as indicated under "Officers and Trustees."

CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105, as custodian and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of the Trust maintained in the United States. The Chase Manhattan Bank, Chase MetroTech Center, Brooklyn, New York 11245, as custodian, has custody of all securities and cash of the Trust held outside the United States. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. IFTC is also the Trust's transfer agent and dividend-paying agent. Pursuant to a services agreement with IFTC, Zurich Kemper Service Company ("ZKSVC"), an affiliate of ZKI, serves as "Shareholder Service Agent" of the Fund, and, as such, performs all of IFTC's duties as transfer agent and dividend paying agent. IFTC receives from the Fund as transfer agent, and pays to ZKSVC, annual account fees of $6 per account plus account set up, transaction and maintenance charges and out-of-pocket expense reimbursement. IFTC's fee is reduced by certain earnings credits in favor of the Fund.

INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS. The Trust's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

PORTFOLIO TRANSACTIONS


ZKI and its affiliates furnish investment management services for the Kemper Funds, Zurich Money Funds and other clients including affiliated insurance companies. ZIML is the sub-adviser for the Fund and other Kemper Funds. ZKI and its affiliates share some common research and trading facilities. At times investment decisions may be made to purchase or sell the same investment securities for the Fund and for one or more of the other clients advised by ZKI or its affiliates. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security through the same trading facility, the transactions are allocated as to amount and price in a manner considered equitable to each.


The above mentioned factors may have a detrimental effect on the quantities or prices of securities and options and futures contracts available to the Fund. On the other hand, the ability of the Fund to participate in volume transactions may produce better executions for the Fund in some cases.

ZKI and ZIML, in effecting purchases and sales of portfolio securities for the account of the Fund, will implement the Fund's policy of seeking best execution of orders. ZKI and ZIML may be permitted to pay higher brokerage commissions for research services as described below. Consistent with this policy, orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services, which include execution, financial responsibility, responsiveness, clearance procedures, wire service quotations and statistical and other research information provided to the Fund and ZKI and its affiliates. Subject to the policy of seeking best execution of an order, brokerage is allocated on the basis of all services provided. Any research benefits derived are available for all clients of ZKI and its affiliates. In selecting among firms believed to meet the criteria for handling a particular transaction, ZKI and ZIML may give consideration to those firms that have sold or are selling shares of the Fund and other funds managed by ZKI or its affiliates, as well as to those firms that provide market, statistical and other research information to the Fund and ZKI and its affiliates, although ZKI and ZIML are not authorized to pay higher commissions to firms that provide such services, except as described below.


ZKI and ZIML may in certain instances be permitted to pay higher brokerage commissions solely for receipt of market, statistical and other research services as defined in Section 28(e) of the Securities Exchange Act of 1934 and interpretations thereunder. Such services may include, among other things: economic, industry or company research reports or investment recommendations; computerized databases; quotation equipment and software; and research or analytical computer software and services. ZKI and ZIML may attempt to direct sufficient commissions and in the case of transactions for certain types of clients, dealer selling concessions on new issues of securities, to ensure the continued receipt of such research products and services. Where products or services have a "mixed use," a good faith effort is made to make a reasonable allocation of the cost of the products or services in accordance with the anticipated research and non-research uses and the cost attributable to non-research use is paid by ZKI or one of its affiliates in cash. Subject to
Section 28(e) and procedures adopted by the Board of Trustees of the Trust, the Fund could pay a firm that provides research services commissions for effecting a securities transaction for the Fund in excess of the amount other firms would have charged for the transaction if ZKI or ZIML determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing firm viewed in terms either of a particular transaction or ZKI's or ZIML's overall responsibilities to the Fund and other clients. Not all of such research services may be useful or of value in advising a particular Fund. Research benefits will be available for all clients of ZKI and its affiliates. The investment management fee paid by the Fund to ZKI is not reduced because these research services are received.

PURCHASE AND REDEMPTION OF SHARES

During the Offering Period described in the prospectus (see "Purchase of Shares"), Fund shares are sold at their public offering price, which is the net asset value next determined after an order is received in proper form plus a sales charge as described in the Fund's prospectus. The minimum initial investment is $1,000 and the minimum subsequent investment is $100, but such minimum amounts may be changed at any time. See the prospectus for certain exceptions to these minimums. An order for the purchase of shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such determination will vary and cannot be determined in advance. The amount received by a shareholder upon redemption or repurchase may be more or less than the amount paid for such shares depending on the market value of the Fund's portfolio securities at the time; provided, however, shareholders who hold their shares to the Maturity Date and reinvest their dividends will receive the benefit of the Fund's Investment Protection.

Upon receipt by the Shareholder Service Agent of a request for redemption, shares will be redeemed by the Fund at the applicable net asset value as described in the Fund's prospectus.

Scheduled variations in or the elimination of the sales charge for purchases by certain classes of persons or through certain types of transactions as described in the prospectus is provided because of anticipated economies in sales and sales-related efforts.

The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange (the "Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of the Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

Although it is the Fund's present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, the Fund will satisfy the redemption request in whole or in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurred, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. The Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder of record.

OFFICERS AND TRUSTEES

The officers and trustees of the Trust, their birthdates, their principal occupations and their affiliations, if any, with ZKI, the Fund's investment adviser, ZIML, the sub-adviser of the Fund, and ZKDI, the Fund's principal underwriter, are as follows (The number following each person's title is the number of investment companies managed by ZKI or an affiliate for which he or she holds similar positions):


JAMES E. AKINS (10/15/26), Director (13), 2904 Garfield Terrace N.W., Washington, D.C.; Consultant on International, Political and Economic Affairs; formerly a career United States Foreign Service Officer; Energy Adviser for the White House; United States Ambassador to Saudi Arabia.


ARTHUR R. GOTTSCHALK (2/13/25), Trustee (13), 10642 Brookridge Drive, Frankfort, Illinois; Retired; formerly, President, Illinois Manufacturers Association; Trustee, Illinois Masonic Medical Center; Member, Board of Governors, Heartland Institute/Illinois; formerly, Illinois State Senator.


FREDERICK T. KELSEY (4/25/27), Trustee (13), 738 York Court, Northbrook, Illinois; Retired; formerly, consultant to Goldman, Sachs & Co.; formerly, President, Treasurer and Trustee of Institutional Liquid Assets and its affiliated mutual funds; Trustee of the Benchmark Fund and the Pilot Fund.



DOMINIQUE P. MORAX (10/2/48), Trustee* (39), 222 South Riverside Plaza, Chicago, Illinois; Member, Extended Corporate Executive Board, Zurich Insurance Company; Director, ZKI.



FRED B. RENWICK (2/1/30), Director (13), 3 Hanover Square, New York, New York; Professor of Finance, New York University, Stern School of Business; Director, TIFF Industrial Program, Inc.; Director, The Wartburg Home Foundation; Chairman, Investment Committee of Morehouse College Board of Trustees; Chairman, American Bible Society Investment Committee; previously member of the Investment Committee of Atlanta University Board of Trustees; previously Director of Board of Pensions Evangelical Lutheran Church in America.



STEPHEN B. TIMBERS (8/8/44), President and Trustee* (39), 222 South Riverside Plaza, Chicago, Illinois; President, Chief Executive Officer, Chief Investment Officer and Director, ZKI; Director, ZKDI, Dreman Value Advisors, Inc. and LTV Corporation.


JOHN B. TINGLEFF (5/4/35), Trustee (13), 2015 South Lake Shore Drive, Harbor Springs, Michigan; Retired; formerly President, Tingleff & Associates (management consulting firm); formerly, Senior Vice President, Continental Illinois National Bank & Trust Company.

JOHN G. WEITHERS (8/8/33), Trustee (13), 311 Springlake, Hinsdale, Illinois; Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange; Director, Federal Life Insurance Company; President of the Members of the Corporation and Trustee, DePaul University; Director, Systems Imagineering and Records Management Services, Inc.


CHARLES R. MANZONI, JR. (1/23/47), Vice President* (39), 222 South Riverside Plaza, Chicago, Illinois; Executive Vice President, Secretary and General Counsel of ZKI, Secretary of ZKI Holding Corp., Secretary ZKI Agency, Inc.; formerly, Partner, Gardner Carton & Douglas (attorneys).


STEVEN H. REYNOLDS (9/11/43), Vice President* (12), 222 South Riverside Plaza, Chicago, Illinois, Executive Vice President and Chief Investment
Officer--Equities, ZKI.

TRACY McCORMICK CHESTER (9/27/54), Vice President* (3), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President and Portfolio Manager, ZKI; formerly, Portfolio Manager for Fiduciary Management; prior thereto, independent consultant managing private accounts.


JOHN E. NEAL (3/9/50), Vice President* (39), 222 South Riverside Plaza, Chicago, Illinois; President, Kemper Funds Group, a unit of ZKI; Director, ZKI, Dreman Value Advisors, Inc. and ZKDI.



JEROME L. DUFFY (6/29/36), Treasurer* (39), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, ZKI.



PHILIP J. COLLORA (11/15/45), Vice President and Secretary* (39), 222 South Riverside Plaza, Chicago, Illinois; Attorney, Senior Vice President and Assistant Secretary, ZKI.

ELIZABETH C. WERTH (10/1/47), Assistant Secretary* (32), 222 South Riverside Plaza, Chicago, Illinois; Vice President and Director of State Registrations, ZKI and ZKDI.


* Interested persons as defined in the Investment Company Act of 1940.

The trustees and officers who are "interested persons" as designated above receive no compensation from the Trust. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during the Trust's 1996 fiscal year, except that the information in the last column is for calendar year 1996.

                                                                                 TOTAL
                                                                              COMPENSATION
                                                               AGGREGATE      KEMPER FUNDS
                                                              COMPENSATION      PAID TO
                      NAME OF TRUSTEE                          FROM TRUST     TRUSTEES(2)
                      ---------------                         ------------    ------------
James B. Akins..............................................    $16,300         $ 94,300
Arthur R. Gottschalk(1).....................................    $23,000         $102,700
Frederick T. Kelsey(1)......................................    $24,000         $106,800
Fred B. Renwick.............................................    $16,300         $ 94,300
John B. Tingleff............................................    $21,000         $ 94,300
John G. Weithers............................................    $21,000         $ 94,300

---------------


(1) Includes deferred fees and interest thereon pursuant to deferred compensation agreements with the Trust. Deferred amounts accrue interest monthly at a rate equal to the yield of Kemper Money Funds--Kemper Money Market Fund. Total deferred amounts and interest accrued through December 31, 1996 for the Trust are $48,400 and $79,300 for Messrs. Gottschalk and Kelsey, respectively.


(2) Includes compensation for service on the boards of 13 Kemper funds with 36 fund portfolios.

As of April 30, 1997, the trustees and officers as a group owned less than 1% of the outstanding shares of any series of the Trust and ZKI owned of record all of the outstanding shares of the Fund and no person owned of record 5% or more of any other series of the Trust.

SHAREHOLDER RIGHTS

The Trust generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Trust ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which approval by shareholders is required by the Investment Company Act of 1940 ("1940 Act"); (c) any termination of the Trust, a series or a class to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust, establishing a series, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (e) as to whether a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (f) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Trust, or any registration of the Trust with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Trust will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Trust could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the Trust and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any series or class) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Trust. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust and the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by ZKI and ZKDI as remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholder
Kemper Target Equity Fund--
  Kemper Retirement Fund--Series VII


We have audited the accompanying statement of net assets of Kemper Target Equity Fund--Kemper Retirement Fund--Series VII as of April 22, 1997. This statement of net assets is the responsibility of the Trust's management. Our responsibility is to express an opinion on this statement of net assets based on our audit.


We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of net assets is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of net assets. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of net assets presentation. We believe that our audit of the statement of net assets provides a reasonable basis for our opinion.


In our opinion, the statement of net assets referred to above presents fairly, in all material respects, the financial position of Kemper Target Equity Fund--Kemper Retirement Fund--Series VII at April 22, 1997 in conformity with generally accepted accounting principles.


Chicago, Illinois

April 22, 1997

KEMPER TARGET EQUITY FUND--
   KEMPER RETIREMENT FUND SERIES VII


STATEMENT OF NET ASSETS--APRIL 22, 1997



                                 ASSETS
Cash........................................................    $100,000
                                                                ========
                               NET ASSETS
Net assets, applicable to 11,111.111 shares of beneficial
  interest outstanding, equivalent to $9.00 per share
  (unlimited number of shares authorized, no par value).....    $100,000
                                                                ========
                         THE PRICING OF SHARES
Net asset value and redemption price per share ($100,000 /
  11,111.111 shares outstanding)............................    $   9.00
Maximum offering price per share (net asset value, plus
  5.26% of net asset value or 5.00% of offering price)......    $   9.47


---------------
NOTES:


Kemper Target Equity Fund (the "Trust") was organized as a business trust under the laws of The Commonwealth of Massachusetts on August 3, 1988; all shares of beneficial interest of Kemper Retirement Fund Series VII (the "Fund") of the Trust were issued to Zurich Kemper Investments, Inc. ("ZKI"), the investment manager for the Fund, on April 22, 1997 for $100,000 cash. The Trust may establish multiple series; currently eight series have been established.


The costs of organization of the Fund will be paid by ZKI.

                           KEMPER TARGET EQUITY FUND
                       KEMPER RETIREMENT FUND SERIES VII

                                    PART C.

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements

        (i)  Financial Statements included in Part A of the Registration
             Statement: None.

        (ii) Financial Statements included in Part B of the Registration
        Statement:
             Statement of Net Assets--April 22, 1997.
Schedules I, II, III, IV and V are omitted as the required information is not present.


     (b) Exhibits


    99.B1.(a)     Amended and Restated Agreement and Declaration of Trust.(1)
    99.B1.(b)     Written Instrument Establishing and Designating Kemper
                  Retirement Fund Series VII.
    99.B2.        By-Laws.(1)
    99.B3.        Inapplicable.
    99.B4.        Text of Share Certificate.(1)
    99.B5.(a)     Investment Management Agreement (Kemper Retirement Fund
                  Series).(2)
    99.B5.(b)     Notification of Additional Portfolio (Series VII).
    99.B5.(c)     Investment Management Agreement (Kemper Worldwide 2004
                  Fund).(2)
    99.B5.(d)     Sub-Advisory Agreement--Retirement Fund Series.
    99.B5.(e)     Sub-Advisory Agreement--Worldwide 2004.
    99.B5.(f)     Notification of Additional Portfolio (Series VII).
    99.B6.(a)     Underwriting Agreement.(2)
    99.B6.(b)     Form of Selling Group Agreement.
    99.B7.        Inapplicable.
    99.B8.(a)     Custody Agreement.(1)
    99.B8.(b)     Foreign Custody Agreement.(1)
    99.B9.(a)     Agency Agreement.(1)
    99.B9.(b)     Supplement to Agency Agreement.(2)
    99.B9.(c)     Administrative Services Agreement.(1)
    99.B9.(d)     Guaranty Agreement--Kemper Retirement Fund Series I.(1)
    99.B9.(e)     Guaranty Agreement--Kemper Retirement Fund Series II.(1)
    99.B9.(f)     Guaranty Agreement--Kemper Retirement Fund Series III.(1)
    99.B9.(g)     Guaranty Agreement--Kemper Retirement Fund Series IV.(1)
    99.B9.(h)     Guaranty Agreement--Kemper Retirement Fund Series V.(1)
    99.B9.(i)     Guaranty Agreement--Kemper Retirement Fund Series VI.(1)
    99.B9.(j)     Guaranty Agreement--Kemper Worldwide 2004 Fund.(1)
    99.B9.(k)     Assignment and Assumption Agreement.(1)
    99.B9.(l)     Guaranty Agreement--Kemper Retirement Fund Series VII.
    99.B10.(a)    Opinion and Consent of Vedder, Price, Kaufman & Kammholz.
    99.B10.(b)    Opinion and Consent of Ropes & Gray.
    99.B11.       Consent and Report of Independent Auditors.
    99.B12.       Inapplicable.
    99.B13.       Subscription Agreement--Series VII.
    99.B14.(a)    Kemper Retirement Plan Prototype.(3)
    99.B14.(b)    Model Individual Retirement Account.(3)
    99.B15.       Inapplicable.
    99.B16.       Performance Calculations.(1)
    99.B24.       Powers of Attorney.(4)
    99.B485(b)    Representation of Counsel (Rule 485(b))


---------------

 (1) Incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed on or about April 20, 1995.


 (2) Incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed on October 11, 1996.

 (3) Incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on October 16, 1995.

 (4) Incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on October 16, 1995, except for the Power of Attorney of Dominique P. Morax, which is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed on October 11, 1996.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Inapplicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

     As of January 30, 1997 there were holders of record of the shares of Registrant as follows:

                      SERIES                          NUMBER
                      ------                          ------
Kemper Retirement Fund Series I...................    5,893
Kemper Retirement Fund Series II..................    9,671
Kemper Retirement Fund Series III.................    7,789
Kemper Retirement Fund Series IV..................    9,229
Kemper Retirement Fund Series V...................    9,331
Kemper Retirement Fund Series VI..................    4,956
Kemper Retirement Fund Series VII.................       --
Kemper Worldwide 2004 Fund........................    2,830

ITEM 27. INDEMNIFICATION

     Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28(a) BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Information pertaining to business and other connections of the Registrant's investment advisers is hereby incorporated by reference to the section of the Prospectus captioned "Investment Manager and Underwriter" and to the section of the Statement of Additional Information captioned "Investment Manager and Underwriter".

     Zurich Kemper Investments, Inc., investment adviser of the Registrant, is investment adviser of:

Kemper Mutual Funds:
Kemper Technology Fund
Kemper Total Return Fund
Kemper Growth Fund
Kemper Small Capitalization Equity Fund
Kemper Income and Capital Preservation Fund
Zurich Money Funds
Kemper National Tax-Free Income Series
Kemper Diversified Income Fund
Kemper High Yield Fund
Cash Equivalent Fund
Kemper U.S. Government Securities Fund
Kemper International Fund
Kemper Portfolios
Kemper State Tax-Free Income Series
Tax-Exempt California Money Market Fund
Kemper Adjustable Rate U.S. Government Fund
Kemper Blue Chip Fund
Kemper Global Income Fund
Kemper Target Equity Fund
Cash Account Trust
Investors Cash Trust
Tax-Exempt New York Money Market Fund
Kemper Value Plus Growth Fund
Kemper Quantitative Equity Fund
Kemper Horizon Fund
Kemper Europe Fund
Kemper Asian Growth Fund
Kemper Aggressive Growth Fund
Zurich YieldWise Money Fund
Kemper Closed-End Funds:
Kemper High Income Trust
Kemper Intermediate Government Trust
Kemper Municipal Income Trust
Kemper Multi-Market Income Trust
Kemper Strategic Municipal Income Trust
The Growth Fund of Spain, Inc.
Kemper Strategic Income Fund

     Zurich Kemper Investments, Inc. also furnishes investment advice to and manages investment portfolios for other clients including Kemper Investors Fund and Kemper International Bond Fund.

Item 28(b)(i) Business and Other Connections of Officers and Directors of Zurich Kemper Investments, Inc., the Investment Adviser


TIMBERS, STEPHEN B.
     Director, President, Chief Executive Officer and Chief Investment Officer, Zurich Kemper Investments, Inc.
     Director, Zurich Kemper Distributors, Inc.
     Director, Zurich Investment Management, Inc.
     Director, Chairman, Zurich Kemper Service Company
     Director, Dreman Value Advisors, Inc.
     Director, ZKI Agency, Inc.
     Director, President, Kemper International Management, Inc.
     Trustee and President, Kemper Funds
     Director, The LTV Corporation
     Governor, Investment Company Institute

NEAL, JOHN E.
     Director, Zurich Kemper Investments, Inc.
     President, Kemper Funds Group, a unit of Zurich Kemper
     Investments, Inc.
     Director, President, Zurich Kemper Service Company
     Director, Zurich Kemper Distributors, Inc.
     Director, Zurich Investment Management, Inc.
     Director, Dreman Value Advisors, Inc.
     Director, ZKI Agency, Inc.
     Director, Community Investment Corporation
     Director, Continental Community Development Corporation
     Director, K-P Greenway, Inc.
     Director, K-P Plaza Dallas, Inc.
     Director, Kemper/Prime Acquisition Fund, Inc.
     Director, RespiteCare
     Director, Urban Shopping Centers, Inc.
     Vice President, Kemper Funds

MORAX, DOMINQUE P.
     Director, Zurich Kemper Investments, Inc.
     Senior Vice President, Member Extended Corporate Executive Board, Zurich Insurance Company
     Trustee, Kemper Funds
     Executive Committee, ZKI Holding Corporation

CHAPMAN, II, WILLIAM E.
     President, Kemper Retirement Plans Group, a unit of Zurich Kemper Investments, Inc.
     Director, Executive Vice President, Zurich Kemper Distributors, Inc. Executive Vice President, Zurich Kemper Service Company

VOGEL, VICTOR E.
     Senior Executive Vice President, Zurich Kemper Investments, Inc. Trustee, Zurich Kemper Investments, Inc. Profit Sharing Plan & Money Purchase Pension Plan
     Executive Vice President, Zurich Kemper Service Company

BEIMFORD, JR., JOSEPH P.
     Executive Vice President, Chief Investment Officer - Fixed Income, Zurich Kemper Investments, Inc.
     Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund
     Vice President, Galaxy Offshore, Inc.
     Vice President, Investors Cash Trust
     Vice President, Kemper Adjustable Rate U.S. Government Fund Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Global Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Fund
     Vice President, Kemper Income and Capital Preservation Fund Vice President, Kemper Intermediate Government Trust
     Vice President, Kemper International Bond Fund
     Vice President, Kemper Investors Fund
     Vice President, Kemper Money Funds
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Municipal Income Trust
     Vice President, Kemper National Tax-Free Income Series
     Vice President, Kemper Portfolios
     Vice President, Kemper State Tax-Free Income Series
     Vice President, Kemper Strategic Income Fund
     Vice President, Kemper Strategic Municipal Income Trust Vice President, Kemper U.S. Government Securities Fund
     Vice President, Tax-Exempt California Money Market Fund Vice President, Tax-Exempt New York Money Market Fund

COXON, JAMES H.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Vice President, Galaxy Offshore, Inc.

     Managing Director, Zurich Investment Management, Inc.

DUDASIK, PATRICK H.
     Executive Vice President and Chief Financial Officer, Zurich Kemper Investments, Inc.
     Executive Vice President, Chief Financial Officer and Treasurer,
     Dreman Value Advisors, Inc.
     Chief Financial Officer and Treasurer, Zurich Investment Management, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Distributors, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Service Company Treasurer, ZKI Agency, Inc.

FROEHLICH, PH.D, ROBERT J.
     Executive Vice President, Chief Investment Strategist Zurich Kemper Investments, Inc.

GREENAWALT, JAMES L.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, President, Zurich Kemper Distributors, Inc.
     Director, President, ZKI Agency, Inc.

LANGBAUM, GARY A.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Total Return Fund
     Vice President, Kemper Investors Fund

MANZONI, JR., CHARLES R.
     Executive Vice President, Secretary & General Counsel, Zurich Kemper Investments, Inc.
     Vice President, Kemper Funds
     Secretary, ZKI Agency, Inc.
     Secretary, Zurich Kemper Service Company
     Secretary, Zurich Kemper Distributors, Inc.
     Secretary, ZKI Holding Corporation
     Secretary, Zurich Investment Management, Inc.
     Secretary, Dreman Value Advisors, Inc.

MURRIHY, MAURA J.
     Executive Vice President, Zurich Kemper Investments, Inc.

REYNOLDS, STEVEN H.
     Executive Vice President, Chief Investment Officer - Equities, Zurich Kemper Investments, Inc.
     Vice President, Kemper Technology Fund
     Vice President, Kemper Total Return Fund
     Vice President, Kemper Growth Fund
     Vice President, Kemper Small Capitalization Equity Fund
     Vice President, Kemper International Fund
     Vice President, Kemper Blue Chip Fund
     Vice President, Kemper Value Plus Growth Fund
     Vice President, Kemper Quantitative Equity Fund
     Vice President, Kemper Target Equity Fund
     Vice President, Kemper Horizon Fund
     Vice President, Kemper Investors Fund
     Vice President, The Growth Fund of Spain, Inc.
     Vice President, Kemper Europe Fund

ROBERTS, SCOTT A.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Senior Managing Director, Zurich Investment Management, Inc.

SILIGMUELLER, DALE S.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Executive Vice President, Zurich Kemper Service Company

WEISS, ROBERT D.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Senior Managing Director, Zurich Investment Management, Inc.

BUKOWSKI, DANIEL J.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Quantitative Equity Fund
     Vice President, Kemper Value Plus Growth Fund
     Vice President, Kemper Investors Fund

BUTLER, DAVID H.
     Senior Vice President, Zurich Kemper Investments, Inc.

CERVONE, DAVID M.
     Senior Vice President, Zurich Kemper Investments, Inc.

CESSINE, ROBERT S.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Income and Capital Preservation Fund
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Investors Fund

CHESTER, TRACY McCORMICK
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Blue Chip Fund
     Vice President, Kemper Target Equity Fund

CHIEN, CHRISTINE
     Senior Vice President, Zurich Kemper Investments, Inc.

CIARLELLI, ROBERT W.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Executive Vice President, Zurich Kemper Service Company

COLLORA, PHILIP J.
     Senior Vice President and Assistant Secretary, Zurich Kemper
     Investments, Inc.
     Vice President and Secretary, Kemper Funds

     Assistant Secretary, Kemper International Management, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.
     Assistant Secretary, Dreman Value Advisors, Inc.
     Assistant Secretary, ZKI Agency, Inc.

DUFFY, JEROME L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Treasurer, Kemper Funds

FENGER, JAMES E.
     Senior Vice President, Zurich Kemper Investments, Inc.

FINK, THOMAS M.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

GALLAGHER, MICHAEL L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Zurich Kemper Service Company

GOERS, RICHARD A.
     Senior Vice President, Zurich Kemper Investments, Inc.

GREENWALD, MARSHALL L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

HARRINGTON, MICHAEL E.
     Senior Vice President, Zurich Kemper Investments, Inc.

KEITH, GEORGE
     Senior Vice President, Zurich Kemper Investments, Inc.

KLEIN, GEORGE
     Senior Vice President, Zurich Kemper Investments, Inc.
     Director, Managing Director, Zurich Investment Management, Inc.

KLEIN, MARTIN
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

KOCHER, GARY
     Senior Vice President, Zurich Kemper Investments, Inc.

KORTH, FRANK D.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Technology Fund

McNAMARA, MICHAEL A.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Fund

     Vice President, Kemper Investors Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

MOELLER, JAMES V.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

MOORE, C. PERRY
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, ZKI Agency, Inc.

MIER, CHRISTOPHER J.
     Senior Vice President, Zurich Kemper Investments, Inc. Vice President, Kemper National Tax-Free Income Series Vice President, Kemper Municipal Income Trust
     Vice President, Kemper State Tax-Free Income Series Vice President, Kemper Strategic Municipal Income Trust

RABIEGA, CRAIG F.
     Senior Vice President, Zurich Kemper Investments, Inc.
     First Vice President, Zurich Kemper Service Company

RACHWALSKI, JR. FRANK J.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund
     Vice President, Investors Cash Trust
     Vice President, Kemper Investors Fund
     Vice President, Kemper Money Funds
     Vice President, Kemper Portfolios
     Vice President, Tax-Exempt California Money Market Fund
     Vice President, Tax-Exempt New York Money Market Fund

RESIS, JR., HARRY E.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Fund
     Vice President, Kemper Investors Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

SILVIA, JOHN E.
     Senior Vice President, Zurich Kemper Investments, Inc.

SMITH, JR., EDWARD BYRON
     Senior Vice President, Zurich Kemper Investments, Inc.

SWANSON, DAVID
     Senior Vice President, Zurich Kemper Investments, Inc.

VANDENBERG, RICHARD
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper U.S. Government Securities Fund
     Vice President, Kemper Portfolios
     Vice President, Kemper Adjustable Rate U.S. Government Fund

VINCENT, CHRISTOPHER T.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

WONNACOTT, LARRY R.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

BAZAN, KENNETH M.
     First Vice President, Zurich Kemper Investments, Inc.
     Director, K-P Greenway, Inc.
     Director, K-P Plaza Dallas, Inc.
     Director, Kemper/Prime Acquisition Fund, Inc.

BOEHM, JONATHAN J.
     First Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Zurich Kemper Service Company

BURROW, DALE R.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Strategic Municipal Income Trust

BYRNES, ELIZABETH A.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Adjustable Rate U.S. Government Fund
     Vice President, Kemper Intermediate Government Trust

CHRISTIANSEN, HERBERT A.
     First Vice President, Zurich Kemper Investments, Inc.
     First Vice President, Zurich Kemper Service Company

COHEN, JERRI I.
     First Vice President, Zurich Kemper Investments, Inc.

DeMAIO, CHRIS C.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President and Chief Accounting Officer, Zurich Kemper Service
     Company

DEXTER, STEPHEN P.
     First Vice President, Zurich Kemper Investments, Inc.

DOYLE, DANIEL J.
     First Vice President, Zurich Kemper Investments, Inc.

HALE, DAVID D.
     First Vice President, Zurich Kemper Investments, Inc.

HAUSKEN, PHILIP D.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Distributors, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.

HORTON, ROBERT J.
     First Vice President, Zurich Kemper Investments, Inc.

INNES, BRUCE D.
     First Vice President, Zurich Kemper Investments, Inc.
     Co-President, International Association of Corporate and
     Professional Recruiters

JACOBS, PETER M.
     First Vice President, Zurich Kemper Investments, Inc.

KEELEY, MICHELLE M.
     First Vice President, Zurich Kemper Investments, Inc.

KIEL, CAROL L.
     First Vice President, Zurich Kemper Investments, Inc.

KNAPP, WILLIAM M.
     First Vice President, Zurich Kemper Investments, Inc.

LASKA, ROBERTA E.
     First Vice President, Zurich Kemper Investments, Inc.

LAUGHLIN, ANN M.
     First Vice President, Zurich Kemper Investments, Inc.

LENTZ, MAUREEN P.
     First Vice President, Zurich Kemper Investments, Inc.

McCRINDLE-PETRARCA, SUSAN
     First Vice President, Zurich Kemper Investments, Inc.

McGOVERN, KAREN
     First Vice President, Zurich Kemper Investments, Inc.

MICHAEL, DIANNE
     First Vice President, Zurich Kemper Investments, Inc.

MINER, EDWARD
     First Vice President, Zurich Kemper Investments, Inc.

MURRAY, SCOTT S.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

NORRIS, JOHNSTON A.
     First Vice President, Zurich Kemper Investments, Inc.

PANOZZO, ROBERTA L.
     First Vice President, Zurich Kemper Investments, Inc.

PONTECORE, SUSAN E.
     First Vice President, Zurich Kemper Investments, Inc.

RADIS, STEVE A.
     First Vice President, Zurich Kemper Investments, Inc.

RATEKIN, DIANE E.
     First Vice President, Assistant General Counsel and Assistant Secretary, Zurich Kemper Investments, Inc.
     Assistant Secretary, Zurich Kemper Distributors, Inc.

SMITH, ROBERT G.
     First Vice President, Zurich Kemper Investments, Inc.

STUEBE, JOHN W.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund

TEPPER, SHARYN A.
     First Vice President, Zurich Kemper Investments, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.

TRUTTER, JONATHAN W.
     First Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

WETHERALD, ROBERT F.
     First Vice President, Zurich Kemper Investments, Inc.

WILLSON, STEPHEN R.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Strategic Municipal Income Trust

WITTNEBEL, MARK E.
     First Vice President, Zurich Kemper Investments, Inc.

ADAMS, DONALD
     Vice President, Zurich Kemper Investments, Inc.

ALLEN, PATRICIA L.
     Vice President, Zurich Kemper Investments, Inc.

ANTONAK, GEORGE A.
     Vice President, Zurich Kemper Investments, Inc.

BALASUBRAMANIAM, KALAMADI
     Vice President, Zurich Kemper Investments, Inc.

BARRY, JOANN M.
     Vice President, Zurich Kemper Investments, Inc.

BARSANTI, WILLIAM
     Vice President, Zurich Kemper Investments, Inc.

BIEBERLY, CHRISTINE A.
     Vice President, Zurich Kemper Investments, Inc.

BODEM, RICHARD A.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

BRENNAN, ELEANOR R.
     Vice President, Zurich Kemper Investments, Inc.

BUCHANAN, PAMELA S.
     Vice President, Zurich Kemper Investments, Inc.

BURKE, MARY PAT
     Vice President, Zurich Kemper Investments, Inc.

BURSHTAN, DAVID H.
     Vice President, Zurich Kemper Investments, Inc.

CARNEY, ANNE T.
     Vice President, Zurich Kemper Investments, Inc.

CACCIOLA, RONALD
     Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

CARTER, PAUL J.
     Vice President and Compliance Manager, Zurich Kemper Investments, Inc.

CECOLA, MARY
     Vice President, Zurich Kemper Investments, Inc.

COULTER, STEVAN F.
     Vice President, Zurich Kemper Investments, Inc.

CRAWSHAW, SUSAN
     Vice President, Zurich Kemper Investments, Inc.

ESOLA, CHARLES J.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

FRIHART, THORA A.
     Vice President, Zurich Kemper Investments, Inc.

GERACI, AUGUST L.
     Vice President, Zurich Kemper Investments, Inc.

GOLAN, JAMES S.
     Vice President, Zurich Kemper Investments, Inc.

GRAY, PATRICK
     Vice President, Zurich Kemper Investments, Inc.

GROOTENDORST, TONYA
     Vice President, Zurich Kemper Investments, Inc.

HECHT, MARC L.
     Vice President, Zurich Kemper Investments, Inc.
     Assistant Secretary, Zurich Kemper Distributors, Inc.
     Assistant Secretary, ZKI Holding Corporation
     Assistant Secretary, ZKI Agency, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.
     Assistant Secretary, Dreman Value Advisors, Inc.

HUOT, LISA L.
     Vice President, Zurich Kemper Investments, Inc.

JASINSKI, R. ANTHONY
     Vice President, Zurich Kemper Investments, Inc.

KARWOWSKI, KENNETH F.
     Vice President, Zurich Kemper Investments, Inc.

KENNEDY, PATRICK J.
     Vice President, Zurich Kemper Investments, Inc.

KOBS, MICHAEL G.
     Vice President, Zurich Kemper Investments, Inc.

KOCH, DEBORAH L.
     Vice President, Zurich Kemper Investments, Inc.

KOURY, KATHRYN E.
     Vice President, Zurich Kemper Investments, Inc.

KOWALCZYK, MARK A.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, ZKI Agency, Inc.

KRANZ, KATHY J.
     Vice President, Zurich Kemper Investments, Inc.

KRUEGER, PAMELA D.
     Vice President, Zurich Kemper Investments, Inc.

KYCE, JOYCE
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

LAUTZ, STEPHEN
     Vice President, Zurich Kemper Investments, Inc.

LeFEBVRE, THOMAS J.
     Vice President, Zurich Kemper Investments, Inc.

MARKLEY, DAVID
     Vice President, Zurich Kemper Investments, Inc.

MATZA, LINDA
     Vice President, Zurich Kemper Investments, Inc.

McGINN, MARTHA R.
     Vice President, Zurich Kemper Investments, Inc.

MILLER, GARY L.
     Vice President, Zurich Kemper Investments, Inc.

MILLIGAN, BRIAN J.
     Vice President, Zurich Kemper Investments, Inc.

MULLEN, TERRENCE
     Vice President, Zurich Kemper Investments, Inc.

MURPHY, THOMAS M.
     Vice President, Zurich Kemper Investments, Inc.

NEVILLE, BRIAN P.
     Vice President, Zurich Kemper Investments, Inc.

NORMAN, JR., DONALD L.
     Vice President, Zurich Kemper Investments, Inc.

NOWAK, GREGORY J.
     Vice President, Zurich Kemper Investments, Inc.

PANOZZO, ALBERT R.
     Vice President, Zurich Kemper Investments, Inc.

PAXTON, THOMAS
     Vice President, Zurich Kemper Investments, Inc.

QUADRINI, LISA L.
     Vice President, Zurich Kemper Investments, Inc.

RANDALL, JR., WALTER R.
     Vice President, Zurich Kemper Investments, Inc.

ROBINSON, DEBRA A.
     Vice President, Zurich Kemper Investments, Inc.

RODGERS, JOHN B.
     Vice President, Zurich Kemper Investments, Inc.

ROKOSZ, PAUL A.
     Vice President, Zurich Kemper Investments, Inc.

ROSE, KATIE M.
     Vice President, Zurich Kemper Investments, Inc.

RUDIN, MICHELLE I.
     Vice President, Zurich Kemper Investments, Inc.

SAENGER, MARYELLEN
     Vice President, Zurich Kemper Investments, Inc.

SHULTZ, KAREN D.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

SOPHER, EDWARD O.
     Vice President, Zurich Kemper Investments, Inc.

SPILLER, KATHLEEN A.
     Vice President, Zurich Kemper Investments, Inc.

SPURLING, CHRIS
     Vice President, Zurich Kemper Investments, Inc.

STROMM, LAWRENCE D.
     Vice President, Zurich Kemper Investments, Inc.

THOMAS, JILL
     Vice President, Zurich Kemper Investments, Inc.

TRUNSKY, JUDITH C.
     Vice President, Zurich Kemper Investments, Inc.

VANDEMERKT, RICHARD J.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

WALKER, ANGELA
     Vice President, Zurich Kemper Investments, Inc.

WATKINS, JAMES K.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

WERTH, ELIZABETH C.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Distributors, Inc.
     Assistant Secretary, Kemper Open-End Funds

WILNER, MITCHELL
     Vice President, Zurich Kemper Investments, Inc.

WIZER, BARBARA K.
     Vice President, Zurich Kemper Investments, Inc.

ZURAWSKI, CATHERINE N.
     Vice President, Zurich Kemper Investments, Inc.

ITEM 29. PRINCIPAL UNDERWRITERS

         (a) Zurich Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Funds, Kemper Investors Fund, Kemper International Bond Fund and Kemper-Dreman Fund, Inc.

         (b) Information on the officers and directors of Zurich Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                                                                      POSITIONS AND
                              POSITIONS AND OFFICES                   OFFICES WITH
         NAME                   WITH UNDERWRITER                       REGISTRANT
         ----                    ----------------                      ----------
James L. Greenawalt         Director, President                            None
William E. Chapman, II      Director, Executive Vice President             None
John E. Neal                Director                                   Vice President
Stephen B. Timbers          Director                                  President/Trustee
Patrick H. Dudasik          Financial Principal, Treasurer
                            and Chief Financial Officer                    None
Linda A. Bercher            Senior Vice President                          None
Thomas V. Bruns             Senior Vice President                          None
Terry Cunningham            Senior Vice President                          None
John H. Robison, Jr.        Senior Vice President                          None
Henry J. Schulthesz         Senior Vice President                          None
Philip D. Hausken           Vice President                                 None
Carlene D. Merold           Vice President                                 None
Elizabeth C. Werth          Vice President                          Assistant Secretary
Charles R. Manzoni, Jr.     Secretary                                  Vice President
Marc L. Hecht               Assistant Secretary                            None
Diane E. Ratekin            Assistant Secretary                            None

         (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


     All such accounts, books and other documents are maintained at the offices of the Registrant, at the offices of Registrant's investment manager, 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of Registrant's principal underwriter, Zurich Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant's custodian and transfer agent, Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105 or at the offices of the Registrant's shareholder services agent, Zurich Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.


ITEM 31. MANAGEMENT SERVICES

     Not applicable.

ITEM 32. UNDERTAKINGS

     (a) Not applicable.

     (b) Registrant undertakes to file a Post-Effective Amendment containing financial statements, with respect to Kemper Retirement Fund Series VII, which need not be certified, within four to six months of the effective date of this Registration Statement.

     (c) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                             S I G N A T U R E S

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 25th day of April, 1997.


                              KEMPER TARGET EQUITY FUND

                              By /s/ Stephen B. Timbers
                                ---------------------------------
                                 Stephen B. Timbers, President

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on April 25, 1997 on behalf of the following persons in the capacities indicated.


               Signature                   Title
               ---------                   -----


        /s/ Stephen B. Timbers             President (Principal
----------------------------------------   Executive Officer) and
            Stephen B. Timbers             Trustee


         /s/James E. Akins*                Trustee
----------------------------------------
         /s/Arthur R. Gottschalk*          Trustee
----------------------------------------
         /s/Frederick T. Kelsey*           Trustee
----------------------------------------
         /s/Dominique P. Morax*            Trustee
----------------------------------------
         /s/Fred B. Renwick*               Trustee
----------------------------------------
         /s/John B. Tingleff*              Trustee
----------------------------------------
         /s/John G. Weithers*              Trustee
----------------------------------------

         /s/Jerome L. Duffy                Treasurer (Principal
----------------------------------------   Financial and
            Jerome L. Duffy                Accounting Officer)


*Philip J. Collora signs this document pursuant to powers of attorney filed with the Registration Statement on Form N-1A filed on October 16, 1995 (except for the Power of Attorney of Dominique P. Morax, which is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed on October 11, 1996.)

                                 /s/ Philip J. Collora
                                --------------------------------
                                     Philip J. Collora

                               INDEX TO EXHIBITS


     EXHIBITS
    99.B1.(a)     Amended and Restated Agreement and Declaration of Trust.(1)
    99.B1.(b)     Written Instrument Establishing and Designating Kemper
                  Retirement Fund Series VII.
    99.B2.        By-Laws.(1)
    99.B3.        Inapplicable.
    99.B4.        Text of Share Certificate.(1)
    99.B5.(a)     Investment Management Agreement (Kemper Retirement Fund
                  Series).(2)
    99.B5.(b)     Notification of Additional Portfolio (Series VII).
    99.B5.(c)     Investment Management Agreement (Kemper Worldwide 2004
                  Fund).(2)
    99.B5.(d)     Sub-Advisory Agreement--Retirement Fund Series.
    99.B5.(e)     Sub-Advisory Agreement--Worldwide 2004.
    99.B5.(f)     Notification of Additional Portfolio (Series VII).
    99.B6.(a)     Underwriting Agreement.(2)
    99.B6.(b)     Form of Selling Group Agreement.
    99.B7.        Inapplicable.
    99.B8.(a)     Custody Agreement.(1)
    99.B8.(b)     Foreign Custody Agreement.(1)
    99.B9.(a)     Agency Agreement.(1)
    99.B9.(b)     Supplement to Agency Agreement.(2)
    99.B9.(c)     Administrative Services Agreement.(1)
    99.B9.(d)     Guaranty Agreement--Kemper Retirement Fund Series I.(1)
    99.B9.(e)     Guaranty Agreement--Kemper Retirement Fund Series II.(1)
    99.B9.(f)     Guaranty Agreement--Kemper Retirement Fund Series III.(1)
    99.B9.(g)     Guaranty Agreement--Kemper Retirement Fund Series IV.(1)
    99.B9.(h)     Guaranty Agreement--Kemper Retirement Fund Series V.(1)
    99.B9.(i)     Guaranty Agreement--Kemper Retirement Fund Series VI.(1)
    99.B9.(j)     Guaranty Agreement--Kemper Worldwide 2004 Fund.(1)
    99.B9.(k)     Assignment and Assumption Agreement.(1)
    99.B9.(l)     Guaranty Agreement--Kemper Retirement Fund Series VII.
    99.B10.(a)    Opinion and Consent of Vedder, Price, Kaufman & Kammholz.
    99.B10.(b)    Opinion and Consent of Ropes & Gray.
    99.B11.       Consent and Report of Independent Auditors.
    99.B12.       Inapplicable.
    99.B13.       Subscription Agreement--Series VII.
    99.B14.(a)    Kemper Retirement Plan Prototype.(3)
    99.B14.(b)    Model Individual Retirement Account.(3)
    99.B15.       Inapplicable.
    99.B16.       Performance Calculations.(1)
    99.B24.       Powers of Attorney.(4)
    99.485(b)     Representation of Counsel (Rule 485(b)).


---------------


(1) Incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed on or about April 20, 1995.


(2) Incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed on October 11, 1996.

(3) Incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on October 16, 1995.

(4) Incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on October 16, 1995, except for the Power of Attorney of Dominique P. Morax, which is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed on October 11, 1996.